UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:    USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

 ==========================================================

        ANNUAL REPORT
        USAA SHORT-TERM BOND FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        JULY 31, 2014

 ==========================================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO REMEMBER DRAMATIC HEADLINES
ARE DESIGNED TO ELICIT AN EMOTIONAL REACTION - AND [PHOTO OF BROOKS ENGLEHARDT] EMOTIONAL STATES OF MIND ARE USUALLY DETRIMENTAL
TO LONG-TERM INVESTMENT DECISION-MAKING."

--------------------------------------------------------------------------------

SEPTEMBER 2014

Much to the surprise of many market participants, longer-term interest rates trended down during the one-year reporting period. Rates had been expected to rise once the U.S. Federal Reserve (the Fed) began reducing - or "tapering" - its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) However, while longer-term rates rose in anticipation of the taper, they actually fell after the Fed started to trim its asset purchases during January of this year. As a result, investors saw the value of their longer-maturity bond holdings increase (bond prices move in the opposite direction of interest rates). Meanwhile, the U.S. economy - which had slowly strengthened during 2013 - took a step back in the first quarter of 2014, contracting by approximately 2%. Although conditions improved in the second quarter, with the economy expanding by about 4%, economic growth overall during the first half of 2014 was a tepid 2%.

What did all of this mean for investors? The drop in longer-term interest rates meant they had to look for higher yields in riskier asset classes, which helped fuel a rally in the U.S. stock market. Many stocks recorded double-digit gains during the reporting period, with small-cap stocks outperforming large-cap stocks. Interestingly, market volatility was low despite mounting geopolitical tensions, including Russia's involvement in the Ukraine, extremist threats to Iraq, and the Gaza-Israel conflict.

Given what happened during the reporting period, you may want to consider reviewing your investment plan and determine if it would be appropriate

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

================================================================================

to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Whatever decision you make, it should be made in the context of your investment plan, which should be based on your goals - such as preparing for retirement - as well as your time horizon and risk tolerance. If you would like some help, please give our advisors a call - they are available to assist you.

Looking ahead, the Fed is likely to continue tapering its QE asset purchases and may end them altogether in October. Longer term, we expect interest rates to rise at a moderate pace and for bond prices to edge down. Higher interest rates could also make riskier asset classes, such as stocks and high-yield securities, less attractive to investors who will be able to find higher yields elsewhere.

At the same time, geopolitical turmoil is likely to persist, along with dramatic headlines. It is important to remember dramatic headlines are designed to elicit an emotional reaction - and emotional states of mind are usually detrimental to long-term investment decision-making. Shareholders must try to look through the media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments.

Rest assured, we will continue monitoring geopolitical events, economic trends, Fed policy, and other factors that could potentially affect your investments. We remain committed to providing you with our best advice, top-notch service, and a variety of mutual funds. From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER(S) COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            18

    Report of Independent Registered Public Accounting Firm                  19

    Portfolio of Investments                                                 20

    Notes to Portfolio of Investments                                        45

    Financial Statements                                                     51

    Notes to Financial Statements                                            54

EXPENSE EXAMPLE                                                              72

ADVISORY AGREEMENT(S)                                                        74

TRUSTEES' AND OFFICERS' INFORMATION                                          79

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SHORT-TERM BOND FUND (THE FUND) SEEKS HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of the Fund's assets in a broad range of investment-grade debt securities that have a dollar-weighted average portfolio maturity of three years or less. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER(S) COMMENTARY ON THE FUND

USAA Asset Management Company

   R. MATTHEW FREUND, CFA
   JULIANNE BASS, CFA
   BRIAN W. SMITH, CFA, CPA

--------------------------------------------------------------------------------

o WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  At the beginning of the reporting period, interest rates rose in anticipation that the U.S. Federal Reserve (the Fed) would announce a reduction - or "taper" - in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Bond prices, which move in the opposite direction of rates, declined. At the beginning of the reporting period, the yield on a five-year U.S. government bond stood at 1.38% and by early September reached a high for the reporting period of 1.85%. Later in the month, after the Fed said it would continue its bond purchases, interest rates fell, continuing to drop as investors sought to understand the Fed's intentions and in response to the partial U.S. government shutdown and debt ceiling debate. Eventually, the yield on a five-year U.S. government bond reached a low for the reporting period of 1.26% on October 29, 2013. Subsequently, interest rates rose again in December of last year after the Fed announced it would start tapering in January of this year. Once the taper began in January, interest rates once again declined.

  At its March 2014 policy meeting, the Fed dropped its 6.5% unemployment rate threshold as a target for when it might be appropriate to raise short-term interest rates and said it was assessing a wide range of qualitative measures instead. Shorter-term yields edged up as investors anticipated Fed action. By July 31, 2014, the yield on a five-year U.S. government bond had climbed to 1.75%, ending the reporting period higher than it began.

================================================================================

2  | USAA SHORT-TERM BOND FUND

================================================================================

                        o 5-YEAR U.S. TREASURY YIELDS o

                    [CHART OF 5-YEAR U.S. TREASURY YIELDS]

                                     YIELD IN PERCENT
 7/31/2013                                1.379%
  8/1/2013                                1.488
  8/2/2013                                1.358
  8/5/2013                                1.384
  8/6/2013                                 1.39
  8/7/2013                                1.368
  8/8/2013                                1.358
  8/9/2013                                1.355
 8/12/2013                                1.386
 8/13/2013                                1.481
 8/14/2013                                1.477
 8/15/2013                                1.522
 8/16/2013                                1.564
 8/19/2013                                1.608
 8/20/2013                                1.545
 8/21/2013                                1.644
 8/22/2013                                1.677
 8/23/2013                                1.619
 8/26/2013                                1.588
 8/27/2013                                 1.52
 8/28/2013                                1.576
 8/29/2013                                1.612
 8/30/2013                                1.642
  9/2/2013                                1.642
  9/3/2013                                1.678
  9/4/2013                                1.742
  9/5/2013                                 1.85
  9/6/2013                                1.758
  9/9/2013                                1.716
 9/10/2013                                1.768
 9/11/2013                                1.705
 9/12/2013                                1.713
 9/13/2013                                1.694
 9/16/2013                                1.623
 9/17/2013                                1.608
 9/18/2013                                1.425
 9/19/2013                                1.489
 9/20/2013                                1.478
 9/23/2013                                 1.45
 9/24/2013                                1.427
 9/25/2013                                1.392
 9/26/2013                                1.436
 9/27/2013                                1.402
 9/30/2013                                1.382
 10/1/2013                                1.428
 10/2/2013                                1.381
 10/3/2013                                1.356
 10/4/2013                                 1.41
 10/7/2013                                1.402
 10/8/2013                                1.423
 10/9/2013                                1.423
10/10/2013                                1.425
10/11/2013                                1.418
10/14/2013                                1.418
10/15/2013                                1.433
10/16/2013                                1.389
10/17/2013                                 1.33
10/18/2013                                1.332
10/21/2013                                1.351
10/22/2013                                1.281
10/23/2013                                1.286
10/24/2013                                1.302
10/25/2013                                1.282
10/28/2013                                1.289
10/29/2013                                1.264
10/30/2013                                1.317
10/31/2013                                 1.33
 11/1/2013                                1.373
 11/4/2013                                1.353
 11/5/2013                                1.383
 11/6/2013                                1.337
 11/7/2013                                1.308
 11/8/2013                                1.413
11/11/2013                                1.413
11/12/2013                                1.454
11/13/2013                                1.355
11/14/2013                                1.329
11/15/2013                                1.344
11/18/2013                                1.313
11/19/2013                                1.354
11/20/2013                                1.374
11/21/2013                                1.364
11/22/2013                                1.348
11/25/2013                                1.335
11/26/2013                                 1.31
11/27/2013                                1.365
11/28/2013                                1.365
11/29/2013                                1.371
 12/2/2013                                1.413
 12/3/2013                                1.396
 12/4/2013                                1.441
 12/5/2013                                1.486
 12/6/2013                                1.488
 12/9/2013                                1.483
12/10/2013                                1.454
12/11/2013                                1.501
12/12/2013                                1.535
12/13/2013                                 1.53
12/16/2013                                1.534
12/17/2013                                1.496
12/18/2013                                1.542
12/19/2013                                1.638
12/20/2013                                1.676
12/23/2013                                1.697
12/24/2013                                1.733
12/25/2013                                1.733
12/26/2013                                1.743
12/27/2013                                1.736
12/30/2013                                1.705
12/31/2013                                1.743
  1/1/2014                                1.743
  1/2/2014                                1.719
  1/3/2014                                1.734
  1/6/2014                                1.691
  1/7/2014                                 1.68
  1/8/2014                                1.763
  1/9/2014                                 1.75
 1/10/2014                                1.621
 1/13/2014                                1.591
 1/14/2014                                1.647
 1/15/2014                                1.672
 1/16/2014                                1.641
 1/17/2014                                1.626
 1/20/2014                                1.626
 1/21/2014                                1.646
 1/22/2014                                1.701
 1/23/2014                                1.602
 1/24/2014                                1.542
 1/27/2014                                1.569
 1/28/2014                                1.557
 1/29/2014                                1.497
 1/30/2014                                1.511
 1/31/2014                                1.491
  2/3/2014                                1.437
  2/4/2014                                1.468
  2/5/2014                                1.491
  2/6/2014                                 1.52
  2/7/2014                                 1.47
 2/10/2014                                1.471
 2/11/2014                                1.534
 2/12/2014                                1.563
 2/13/2014                                1.502
 2/14/2014                                1.525
 2/17/2014                                1.525
 2/18/2014                                1.479
 2/19/2014                                1.517
 2/20/2014                                1.539
 2/21/2014                                1.534
 2/24/2014                                1.545
 2/25/2014                                1.512
 2/26/2014                                1.476
 2/27/2014                                1.483
 2/28/2014                                1.502
  3/3/2014                                1.458
  3/4/2014                                1.537
  3/5/2014                                1.543
  3/6/2014                                 1.57
  3/7/2014                                1.637
 3/10/2014                                1.622
 3/11/2014                                1.616
 3/12/2014                                1.589
 3/13/2014                                 1.52
 3/14/2014                                1.535
 3/17/2014                                1.568
 3/18/2014                                1.547
 3/19/2014                                1.708
 3/20/2014                                1.701
 3/21/2014                                1.708
 3/24/2014                                1.731
 3/25/2014                                 1.73
 3/26/2014                                1.673
 3/27/2014                                1.716
 3/28/2014                                1.749
 3/31/2014                                1.719
  4/1/2014                                1.732
  4/2/2014                                1.793
  4/3/2014                                1.797
  4/4/2014                                1.698
  4/7/2014                                1.678
  4/8/2014                                1.667
  4/9/2014                                1.624
 4/10/2014                                1.591
 4/11/2014                                1.576
 4/14/2014                                1.614
 4/15/2014                                1.621
 4/16/2014                                1.647
 4/17/2014                                1.735
 4/18/2014                                1.735
 4/21/2014                                1.722
 4/22/2014                                1.734
 4/23/2014                                1.725
 4/24/2014                                1.737
 4/25/2014                                1.726
 4/28/2014                                 1.74
 4/29/2014                                1.736
 4/30/2014                                1.677
  5/1/2014                                1.659
  5/2/2014                                1.663
  5/5/2014                                 1.68
  5/6/2014                                1.678
  5/7/2014                                1.652
  5/8/2014                                1.626
  5/9/2014                                1.629
 5/12/2014                                1.664
 5/13/2014                                1.614
 5/14/2014                                1.565
 5/15/2014                                1.524
 5/16/2014                                1.555
 5/19/2014                                1.547
 5/20/2014                                1.509
 5/21/2014                                1.524
 5/22/2014                                1.543
 5/23/2014                                1.525
 5/26/2014                                1.525
 5/27/2014                                1.527
 5/28/2014                                 1.48
 5/29/2014                                 1.53
 5/30/2014                                 1.54
  6/2/2014                                1.591
  6/3/2014                                1.643
  6/4/2014                                 1.64
  6/5/2014                                1.625
  6/6/2014                                1.644
  6/9/2014                                1.677
 6/10/2014                                1.713
 6/11/2014                                1.702
 6/12/2014                                1.684
 6/13/2014                                1.694
 6/16/2014                                1.697
 6/17/2014                                1.751
 6/18/2014                                1.673
 6/19/2014                                1.676
 6/20/2014                                1.681
 6/23/2014                                1.703
 6/24/2014                                 1.67
 6/25/2014                                1.655
 6/26/2014                                1.649
 6/27/2014                                1.639
 6/30/2014                                1.631
  7/1/2014                                1.659
  7/2/2014                                1.709
  7/3/2014                                1.736
  7/4/2014                                1.736
  7/7/2014                                1.731
  7/8/2014                                 1.69
  7/9/2014                                1.669
 7/10/2014                                 1.65
 7/11/2014                                1.641
 7/14/2014                                1.672
 7/15/2014                                1.688
 7/16/2014                                 1.69
 7/17/2014                                1.618
 7/18/2014                                1.669
 7/21/2014                                1.677
 7/22/2014                                1.654
 7/23/2014                                1.649
 7/24/2014                                1.695
 7/25/2014                                1.672
 7/28/2014                                1.704
 7/29/2014                                1.689
 7/30/2014                                1.768
 7/31/2014                                1.754

                                 [END CHART]

           Source: Bloomberg Finance L.P.

  Long-term and intermediate-term yields fell for the reporting period overall, with longer-term yields declining more than intermediate-term yields. For example, the yield on a 30-year government bond started the reporting period at 3.64% and ended it at 3.32%. As a result, longer duration government bonds outperformed intermediate duration government bonds and significantly outperformed short-term bonds. Riskier and lower-quality securities also performed well, as investors sought higher yields in the low interest rate environment, with both high-yield and BBB-rated bond spreads tightening more than A-rated bond spreads. (Spreads are yield differentials versus U.S. Treasury securities of comparable maturity). U.S. stocks generated double-digit returns, with little market volatility, posting steady gains during the reporting period in spite of significant geopolitical turmoil.

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                                          MANAGER(S) COMMENTARY ON THE FUND |  3

================================================================================

o HOW DID THE USAA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. At the end of reporting period, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 2.28%, 2.54%, and 2.07%, respectively. This compares to returns of 0.85% for the Barclays 1-3 Year Government/Credit Index (the Index) and 1.76% for the Lipper Short Investment Grade Funds Index. At the same time, the Fund Shares, Institutional Shares, and Adviser Shares provided a one-year dividend yield of 1.82%, 1.96%, and 1.61%, respectively, compared to 1.25% for the Lipper Short Investment Grade Debt Funds Average.

  USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  In keeping with our investment approach, we sought to maximize the Fund's income while maintaining an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. We continued to seek relative values across the fixed-income market, selecting bonds one at a time for the portfolio. With the help of our team of credit analysts, we evaluate each potential investment individually, rather than on the basis of thematic trends. During the reporting period, we found value in spread (non-U.S. Treasury) sectors, including corporate bonds, insurance hybrid bonds, commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), and municipal bonds.

  Refer to page 8 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

4  | USAA SHORT-TERM BOND FUND

================================================================================

  The Fund benefited from its holdings of lower-rated corporate bonds, municipal bonds, CMBS, and ABS. Also advantageous was its underweight position in government-sponsored agency mortgage-backed securities, which underperformed corporate bonds during the reporting period.

  Our credit analysts also continued to analyze and monitor every holding in the portfolio. We remain committed to building a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

  Thank you for your continued investment in the Fund.

  Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                          MANAGER(S) COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA SHORT-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USSBX)

--------------------------------------------------------------------------------
                                                7/31/14              7/31/13
--------------------------------------------------------------------------------
Net Assets                                    $1.7 Billion         $1.7 Billion
Net Asset Value Per Share                        $9.23                $9.19

Dollar-Weighted Average
Portfolio Maturity(+)                           2 Years             2.3 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
   1 YEAR                           5 YEARS                          10 YEARS
    2.28%                            3.48%                             3.84%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD AS OF 7/31/14*             EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------
                 1.40%                                     0.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

6  | USAA SHORT-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDED JULY 31, 2014

--------------------------------------------------------------------------------
                  TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS              3.84%        =          3.56%          +        0.28%
5 YEARS               3.48%        =          2.72%          +        0.76%
1 YEAR                2.28%        =          1.84%          +        0.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2005 - JULY 31, 2014

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                  TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
7/31/05              2.19%                3.41%                    -1.22%
7/31/06              3.48%                4.27%                    -0.79%
7/31/07              5.06%                4.49%                     0.57%
7/31/08              4.26%                4.71%                    -0.45%
7/31/09              6.10%                5.19%                     0.91%
7/31/10              7.52%                3.92%                     3.60%
7/31/11              2.85%                2.96%                    -0.11%
7/31/12              3.21%                2.78%                     0.43%
7/31/13              1.61%                2.14%                    -0.53%
7/31/14              2.28%                1.84%                     0.44%

                                   [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA SHORT-TERM        BARCLAYS 1-3 YR        LIPPER SHORT INVESTMENT
              BOND FUND SHARES    GOVERNMENT/CREDIT INDEX       GRADE FUNDS INDEX
 7/31/2004       $10,000.00             $10,000.00                 $10,000.00
 8/31/2004        10,058.90              10,078.29                  10,071.15
 9/30/2004        10,076.50              10,072.71                  10,073.80
10/31/2004        10,101.84              10,107.70                  10,107.08
11/30/2004        10,083.37              10,058.50                  10,078.92
12/31/2004        10,114.14              10,082.88                  10,109.83
 1/31/2005        10,117.08              10,081.24                  10,111.29
 2/28/2005        10,112.47              10,062.32                  10,101.63
 3/31/2005        10,117.90              10,054.56                  10,087.75
 4/30/2005        10,162.46              10,113.06                  10,140.46
 5/31/2005        10,201.88              10,156.68                  10,180.67
 6/30/2005        10,221.84              10,179.42                  10,210.76
 7/31/2005        10,218.52              10,152.20                  10,187.42
 8/31/2005        10,271.61              10,218.13                  10,249.75
 9/30/2005        10,281.86              10,192.55                  10,228.43
10/31/2005        10,289.31              10,188.39                  10,220.75
11/30/2005        10,311.74              10,221.63                  10,250.65
12/31/2005        10,346.11              10,261.65                  10,287.68
 1/31/2006        10,374.10              10,281.44                  10,314.72
 2/28/2006        10,396.76              10,293.57                  10,337.17
 3/31/2006        10,412.70              10,306.04                  10,345.26
 4/30/2006        10,448.40              10,340.81                  10,377.81
 5/31/2006        10,462.39              10,355.13                  10,394.03
 6/30/2006        10,490.76              10,375.36                  10,410.09
 7/31/2006        10,574.24              10,455.50                  10,488.18
 8/31/2006        10,648.37              10,533.57                  10,564.53
 9/30/2006        10,713.40              10,589.88                  10,622.05
10/31/2006        10,762.85              10,634.49                  10,669.85
11/30/2006        10,840.94              10,692.77                  10,732.79
12/31/2006        10,833.06              10,697.91                  10,740.18
 1/31/2007        10,859.58              10,722.62                  10,767.74
 2/28/2007        10,972.71              10,809.76                  10,856.28
 3/31/2007        11,001.23              10,851.86                  10,895.29
 4/30/2007        11,042.76              10,891.77                  10,937.76
 5/31/2007        11,022.75              10,883.35                  10,923.28
 6/30/2007        11,054.81              10,929.16                  10,952.68
 7/31/2007        11,109.59              11,014.55                  11,018.36
 8/31/2007        11,169.72              11,104.32                  11,031.84
 9/30/2007        11,246.99              11,186.43                  11,124.84
10/31/2007        11,291.31              11,237.06                  11,150.26
11/30/2007        11,428.69              11,395.93                  11,252.12
12/31/2007        11,458.35              11,429.06                  11,255.44
 1/31/2008        11,541.66              11,628.05                  11,394.31
 2/29/2008        11,536.94              11,731.92                  11,414.42
 3/31/2008        11,523.31              11,740.67                  11,272.63
 4/30/2008        11,515.22              11,673.43                  11,272.06
 5/31/2008        11,573.40              11,644.45                  11,264.43
 6/30/2008        11,576.87              11,665.77                  11,242.71
 7/31/2008        11,582.74              11,699.23                  11,171.33
 8/31/2008        11,603.25              11,753.79                  11,210.29
 9/30/2008        11,490.01              11,683.92                  10,963.84
10/31/2008        11,193.72              11,708.96                  10,750.98
11/30/2008        11,141.24              11,849.13                  10,578.97
12/31/2008        11,164.58              11,997.40                  10,736.54
 1/31/2009        11,267.73              12,029.76                  10,843.35
 2/28/2009        11,331.47              12,008.99                  10,870.72
 3/31/2009        11,486.44              12,065.63                  10,861.79
 4/30/2009        11,659.68              12,133.96                  10,999.47
 5/31/2009        11,940.36              12,216.95                  11,189.73
 6/30/2009        12,074.28              12,237.72                  11,275.60
 7/31/2009        12,293.35              12,295.89                  11,423.78
 8/31/2009        12,437.54              12,361.28                  11,558.85
 9/30/2009        12,569.69              12,408.62                  11,660.69
10/31/2009        12,666.50              12,448.20                  11,790.28
11/30/2009        12,771.67              12,528.68                  11,820.17
12/31/2009        12,733.16              12,456.29                  11,838.08
 1/31/2010        12,883.03              12,552.07                  11,957.72
 2/28/2010        12,922.85              12,580.61                  11,986.43
 3/31/2010        12,945.86              12,566.94                  12,023.76
 4/30/2010        13,028.01              12,604.78                  12,122.63
 5/31/2010        13,046.23              12,635.94                  12,103.80
 6/30/2010        13,122.63              12,699.13                  12,174.59
 7/31/2010        13,215.74              12,751.62                  12,267.48
 8/31/2010        13,277.51              12,781.03                  12,336.30
 9/30/2010        13,325.85              12,813.72                  12,378.04
10/31/2010        13,372.53              12,850.24                  12,431.02
11/30/2010        13,361.41              12,822.58                  12,393.56
12/31/2010        13,337.94              12,805.08                  12,376.49
 1/31/2011        13,381.74              12,832.31                  12,409.32
 2/28/2011        13,399.98              12,830.01                  12,441.98
 3/31/2011        13,403.54              12,828.15                  12,445.34
 4/30/2011        13,495.22              12,891.35                  12,521.40
 5/31/2011        13,539.47              12,938.37                  12,574.18
 6/30/2011        13,543.39              12,940.12                  12,556.03
 7/31/2011        13,591.33              12,979.04                  12,618.75
 8/31/2011        13,579.84              13,002.99                  12,554.84
 9/30/2011        13,570.41              12,977.07                  12,534.37
10/31/2011        13,629.72              13,005.50                  12,566.56
11/30/2011        13,632.73              12,996.43                  12,523.37
12/31/2011        13,666.53              13,009.11                  12,566.78
 1/31/2012        13,755.47              13,055.25                  12,677.84
 2/29/2012        13,802.98              13,054.92                  12,724.19
 3/31/2012        13,820.19              13,056.13                  12,746.36
 4/30/2012        13,880.12              13,082.37                  12,791.56
 5/31/2012        13,878.62              13,080.07                  12,786.70
 6/30/2012        13,924.09              13,085.10                  12,819.11
 7/31/2012        14,028.12              13,128.84                  12,907.37
 8/31/2012        14,073.73              13,140.64                  12,950.91
 9/30/2012        14,128.61              13,153.00                  13,004.21
10/31/2012        14,186.08              13,155.51                  13,031.32
11/30/2012        14,213.95              13,165.79                  13,050.25
12/31/2012        14,223.88              13,173.34                  13,064.39
 1/31/2013        14,247.14              13,179.13                  13,076.30
 2/28/2013        14,289.38              13,193.78                  13,104.80
 3/31/2013        14,329.68              13,199.14                  13,117.83
 4/30/2013        14,385.88              13,218.60                  13,159.20
 5/31/2013        14,316.40              13,200.67                  13,113.45
 6/30/2013        14,200.63              13,182.63                  13,015.95
 7/31/2013        14,253.88              13,210.84                  13,057.25
 8/31/2013        14,230.81              13,199.58                  13,036.25
 9/30/2013        14,299.20              13,235.00                  13,093.40
10/31/2013        14,368.61              13,257.20                  13,144.95
11/30/2013        14,393.17              13,275.24                  13,170.30
12/31/2013        14,368.48              13,258.18                  13,153.50
 1/31/2014        14,452.65              13,283.88                  13,198.44
 2/28/2014        14,490.30              13,301.26                  13,234.72
 3/31/2014        14,481.44              13,288.90                  13,220.77
 4/30/2014        14,534.83              13,310.44                  13,257.30
 5/31/2014        14,585.71              13,338.65                  13,296.82
 6/30/2014        14,590.83              13,332.42                  13,305.12
 7/31/2014        14,579.20              13,323.56                  13,287.05

                                   [END CHART]

                       Data from 7/31/04 through 7/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Shares to the following benchmarks:

o The unmanaged broad-based Barclays 1-3 Year Government/Credit Index is made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

o The unmanaged Lipper Short Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA SHORT-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                      USAA SHORT-TERM      LIPPER SHORT INVESTMENT
                     BOND FUND SHARES     GRADE DEBT FUNDS AVERAGE
7/31/2005                  3.43%                    2.80%
7/31/2006                  4.11                     3.68
7/31/2007                  4.50                     4.38
7/31/2008                  4.68                     4.48
7/31/2009                  4.84                     3.88
7/31/2010                  3.68                     2.53
7/31/2011                  2.92                     2.10
7/31/2012                  2.71                     1.83
7/31/2013                  2.14                     1.47
7/31/2014                  1.82                     1.25

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/05 to 7/31/14.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA SHORT-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISBX)

--------------------------------------------------------------------------------
                                              7/31/14               7/31/13
--------------------------------------------------------------------------------

Net Assets                                 $2.0 Billion          $1.7 Billion
Net Asset Value Per Share                      $9.23                  $9.18


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
   1 YEAR                   5 YEARS                   SINCE INCEPTION 8/01/08

    2.54%                    3.67%                             4.12%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13*
--------------------------------------------------------------------------------

                                      0.48%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

10  | USAA SHORT-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 USAA SHORT-TERM BOND      LIPPER SHORT INVESTMENT       BARCLAYS 1-3 YEAR
              FUND INSTITUTIONAL SHARES       GRADE FUNDS INDEX       GOVERNMENT/CREDIT INDEX
 7/31/2008           $10,000.00                   $10,000.00                $10,000.00
 8/31/2008            10,016.15                    10,034.87                 10,046.64
 9/30/2008             9,920.78                     9,814.26                  9,986.92
10/31/2008             9,667.70                     9,623.72                 10,008.32
11/30/2008             9,624.67                     9,469.75                 10,128.13
12/31/2008             9,647.65                     9,610.79                 10,254.86
 1/31/2009             9,739.52                     9,706.41                 10,282.52
 2/28/2009             9,797.00                     9,730.91                 10,264.77
 3/31/2009             9,933.58                     9,722.92                 10,313.18
 4/30/2009            10,085.90                     9,846.16                 10,371.59
 5/31/2009            10,331.34                    10,016.47                 10,442.52
 6/30/2009            10,449.65                    10,093.33                 10,460.28
 7/31/2009            10,642.83                    10,225.98                 10,510.00
 8/31/2009            10,769.72                    10,346.88                 10,565.89
 9/30/2009            10,886.42                    10,438.05                 10,606.36
10/31/2009            10,972.54                    10,554.05                 10,640.19
11/30/2009            11,065.83                    10,580.81                 10,708.97
12/31/2009            11,033.88                    10,596.84                 10,647.10
 1/31/2010            11,165.85                    10,703.93                 10,728.97
 2/28/2010            11,202.39                    10,729.64                 10,753.37
 3/31/2010            11,224.49                    10,763.05                 10,741.68
 4/30/2010            11,297.84                    10,851.55                 10,774.02
 5/31/2010            11,315.70                    10,834.70                 10,800.66
 6/30/2010            11,384.53                    10,898.07                 10,854.67
 7/31/2010            11,468.19                    10,981.22                 10,899.53
 8/31/2010            11,523.95                    11,042.82                 10,924.67
 9/30/2010            11,568.04                    11,080.18                 10,952.62
10/31/2010            11,610.75                    11,127.61                 10,983.83
11/30/2010            11,603.20                    11,094.07                 10,960.19
12/31/2010            11,585.16                    11,078.79                 10,945.24
 1/31/2011            11,625.70                    11,108.19                 10,968.51
 2/28/2011            11,643.82                    11,137.42                 10,966.54
 3/31/2011            11,649.41                    11,140.42                 10,964.96
 4/30/2011            11,731.38                    11,208.51                 11,018.97
 5/31/2011            11,772.03                    11,255.76                 11,059.16
 6/30/2011            11,777.76                    11,239.51                 11,060.66
 7/31/2011            11,821.76                    11,295.66                 11,093.93
 8/31/2011            11,814.16                    11,238.45                 11,114.39
 9/30/2011            11,807.50                    11,220.12                 11,092.25
10/31/2011            11,860.50                    11,248.94                 11,116.54
11/30/2011            11,864.58                    11,210.28                 11,108.79
12/31/2011            11,895.71                    11,249.13                 11,119.63
 1/31/2012            11,974.68                    11,348.55                 11,159.07
 2/29/2012            12,017.53                    11,390.04                 11,158.79
 3/31/2012            12,034.17                    11,409.89                 11,159.82
 4/30/2012            12,087.64                    11,450.34                 11,182.25
 5/31/2012            12,087.70                    11,445.99                 11,180.28
 6/30/2012            12,128.71                    11,475.00                 11,184.58
 7/31/2012            12,220.11                    11,554.01                 11,221.96
 8/31/2012            12,261.40                    11,592.99                 11,232.06
 9/30/2012            12,310.61                    11,640.70                 11,242.62
10/31/2012            12,349.14                    11,664.96                 11,244.77
11/30/2012            12,389.34                    11,681.91                 11,253.55
12/31/2012            12,400.68                    11,694.57                 11,260.00
 1/31/2013            12,408.72                    11,705.23                 11,264.95
 2/28/2013            12,460.39                    11,730.74                 11,277.48
 3/31/2013            12,483.68                    11,742.41                 11,282.06
 4/30/2013            12,534.21                    11,779.44                 11,298.69
 5/31/2013            12,488.56                    11,738.49                 11,283.37
 6/30/2013            12,389.25                    11,651.21                 11,267.94
 7/31/2013            12,423.80                    11,688.18                 11,292.06
 8/31/2013            12,418.70                    11,669.38                 11,282.43
 9/30/2013            12,479.88                    11,720.54                 11,312.71
10/31/2013            12,528.45                    11,766.68                 11,331.68
11/30/2013            12,565.08                    11,789.38                 11,347.10
12/31/2013            12,545.25                    11,774.34                 11,332.52
 1/31/2014            12,620.28                    11,814.56                 11,354.49
 2/28/2014            12,654.49                    11,847.04                 11,369.35
 3/31/2014            12,648.23                    11,834.56                 11,358.79
 4/30/2014            12,696.28                    11,867.25                 11,377.20
 5/31/2014            12,728.35                    11,902.63                 11,401.31
 6/30/2014            12,747.90                    11,910.06                 11,395.98
 7/31/2014            12,738.78                    11,893.89                 11,388.41

                                   [END CHART]

                       Data from 7/31/08 through 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Short Investment Grade Funds Index and the Barclays 1-3 Year Government/Credit Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                 USAA SHORT-TERM BOND      LIPPER SHORT INVESTMENT
              FUND INSTITUTIONAL SHARES    GRADE DEBT FUNDS AVERAGE
7/31/2010               3.91%                        2.53%
7/31/2011               3.16                         2.10
7/31/2012               2.86                         1.83
7/31/2013               2.31                         1.47
7/31/2014               1.96                         1.25

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/10 to 7/31/14.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA SHORT-TERM BOND FUND

================================================================================

USAA SHORT-TERM BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UASBX)

--------------------------------------------------------------------------------
                                             7/31/14                 7/31/13
--------------------------------------------------------------------------------
Net Assets                                $13.1 Million           $9.9 Million
Net Asset Value Per Share                     $9.23                   $9.19

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
   1 YEAR                                             SINCE INCEPTION 8/01/10
    2.07%                                                      2.23%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 7/31/14*
--------------------------------------------------------------------------------
   UNSUBSIDIZED            1.00%                  SUBSIDIZED            1.12%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13**
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT     1.01%               AFTER REIMBURSEMENT     0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA SHORT-TERM BOND     LIPPER SHORT INVESTMENT        BARCLAYS 1-3 YEAR
                      FUND ADVISER SHARES        GRADE FUNDS INDEX        GOVERNMENT/CREDIT INDEX
 7/31/2010                $10,000.00                $10,000.00                  $10,000.00
 8/31/2010                 10,043.84                 10,056.10                   10,023.07
 9/30/2010                 10,078.03                 10,090.12                   10,048.70
10/31/2010                 10,121.71                 10,133.32                   10,077.34
11/30/2010                 10,099.91                 10,102.77                   10,055.65
12/31/2010                 10,079.47                 10,088.86                   10,041.93
 1/31/2011                 10,121.33                 10,115.63                   10,063.28
 2/28/2011                 10,122.02                 10,142.25                   10,061.48
 3/31/2011                 10,133.37                 10,144.98                   10,060.02
 4/30/2011                 10,189.21                 10,206.99                   10,109.58
 5/31/2011                 10,231.41                 10,250.01                   10,146.45
 6/30/2011                 10,221.09                 10,235.21                   10,147.82
 7/31/2011                 10,255.10                 10,286.34                   10,178.35
 8/31/2011                 10,244.10                 10,234.25                   10,197.13
 9/30/2011                 10,234.67                 10,217.56                   10,176.81
10/31/2011                 10,277.32                 10,243.80                   10,199.10
11/30/2011                 10,277.40                 10,208.59                   10,191.98
12/31/2011                 10,300.58                 10,243.98                   10,201.93
 1/31/2012                 10,365.62                 10,334.52                   10,238.11
 2/29/2012                 10,399.25                 10,372.29                   10,237.86
 3/31/2012                 10,409.85                 10,390.37                   10,238.80
 4/30/2012                 10,452.76                 10,427.21                   10,259.38
 5/31/2012                 10,449.18                 10,423.25                   10,257.58
 6/30/2012                 10,480.97                 10,449.67                   10,261.52
 7/31/2012                 10,556.68                 10,521.62                   10,295.82
 8/31/2012                 10,588.18                 10,557.11                   10,305.08
 9/30/2012                 10,627.20                 10,600.56                   10,314.77
10/31/2012                 10,656.49                 10,622.65                   10,316.74
11/30/2012                 10,686.78                 10,638.09                   10,324.80
12/31/2012                 10,692.82                 10,649.62                   10,330.72
 1/31/2013                 10,696.32                 10,659.32                   10,335.26
 2/28/2013                 10,737.32                 10,682.55                   10,346.75
 3/31/2013                 10,753.48                 10,693.18                   10,350.96
 4/30/2013                 10,804.75                 10,726.90                   10,366.22
 5/31/2013                 10,750.05                 10,689.60                   10,352.16
 6/30/2013                 10,661.01                 10,610.13                   10,338.01
 7/31/2013                 10,698.83                 10,643.80                   10,360.13
 8/31/2013                 10,678.99                 10,626.67                   10,351.30
 9/30/2013                 10,727.93                 10,673.26                   10,379.08
10/31/2013                 10,777.68                 10,715.28                   10,396.49
11/30/2013                 10,793.63                 10,735.95                   10,410.63
12/31/2013                 10,772.78                 10,722.25                   10,397.26
 1/31/2014                 10,833.67                 10,758.88                   10,417.41
 2/28/2014                 10,860.85                 10,788.46                   10,431.04
 3/31/2014                 10,853.51                 10,777.09                   10,421.35
 4/30/2014                 10,892.83                 10,806.86                   10,438.24
 5/31/2014                 10,930.19                 10,839.08                   10,460.37
 6/30/2014                 10,931.61                 10,845.85                   10,455.48
 7/31/2014                 10,920.23                 10,831.12                   10,448.53

                                   [END CHART]

                       Data from 7/31/10 through 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper Short Investment Grade Funds Index and the Barclays 1-3 Year Government/Credit Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

14  | USAA SHORT-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                 USAA SHORT-TERM BOND      LIPPER SHORT INVESTMENT
                  FUND ADVISER SHARES     GRADE DEBT FUNDS AVERAGE
7/31/2012               2.45%                        1.83%
7/31/2013               1.88                         1.47
7/31/2014               1.61                         1.25

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/12 to 7/31/14.

The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                       o PORTFOLIO RATINGS MIX - 7/31/14 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        21.1%
AA                                                                         10.9%
A                                                                          25.7%
BBB                                                                        36.4%
BELOW INVESTMENT-GRADE                                                      4.9%
UNRATED                                                                     1.0%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 20-44.

================================================================================

16  | USAA SHORT-TERM BOND FUND

================================================================================

                         o ASSET ALLOCATION - 7/31/14 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      37.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                          17.8%
COMMERCIAL MORTGAGE SECURITIES                                             13.3%
MONEY MARKET INSTRUMENTS                                                   10.2%
ASSET-BACKED SECURITIES                                                    10.1%
MUNICIPAL BONDS                                                             7.8%
U.S. GOVERNMENT AGENCY ISSUES                                               3.9%
U.S. TREASURY SECURITIES                                                    0.3%
PREFERRED STOCKS                                                            0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.1%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2014:

                               QUALIFIED INTEREST
                                     INCOME
                               ------------------
                                   $64,352,000
                               ------------------

For the fiscal year ended July 31, 2014, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

18  | USAA SHORT-TERM BOND FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Short-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Bond Fund at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2014

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  19

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2014

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (37.6%)

             CONSUMER DISCRETIONARY (2.8%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$      989   PVH Corp.(a)                                      3.25%      2/13/2020       $      996
                                                                                          ----------
             AUTOMOBILE MANUFACTURERS (0.7%)
    10,000   Ford Motor Credit Co., LLC                        3.88       1/15/2015           10,149
     5,000   Ford Motor Credit Co., LLC                       12.00       5/15/2015            5,448
     5,000   Ford Motor Credit Co., LLC                        1.70       5/09/2016            5,056
     5,000   Ford Motor Credit Co., LLC                        2.38       1/16/2018            5,080
                                                                                          ----------
                                                                                              25,733
                                                                                          ----------
             CABLE & SATELLITE (0.6%)
     2,000   CSC Holdings, LLC(a)                              2.16       4/17/2018            1,994
    15,000   NBCUniversal Enterprise(b)                        0.92(c)    4/15/2018           15,176
     5,000   NBCUniversal Media, LLC                           3.65       4/30/2015            5,123
                                                                                          ----------
                                                                                              22,293
                                                                                          ----------
             CASINOS & GAMING (0.3%)
    10,000   Las Vegas Sands Corp.(a),(d)                      3.25      12/19/2020            9,984
                                                                                          ----------
             CATALOG RETAIL (0.1%)
     3,000   QVC, Inc.                                         3.13       4/01/2019            3,036
                                                                                          ----------
             HOME FURNISHINGS (0.1%)
     4,142   Tempur Sealy International, Inc.(a)               3.50       3/18/2020            4,138
                                                                                          ----------
             HOUSEHOLD APPLIANCES (0.2%)
     7,000   Whirlpool Corp.                                   1.35       3/01/2017            6,987
                                                                                          ----------
             MOVIES & ENTERTAINMENT (0.1%)
     4,849   Regal Cinemas Corp.(a)                            2.68       8/23/2017            4,852
                                                                                          ----------
             RESTAURANTS (0.4%)
    14,963   ARAMARK Holdings Corp.(a)                         3.25       9/07/2019           14,836
                                                                                          ----------
             SPECIALTY STORES (0.3%)
    10,000   Staples, Inc.(e)                                  2.75       1/12/2018           10,063
                                                                                          ----------
             Total Consumer Discretionary                                                    102,918
                                                                                          ----------

================================================================================

20  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (0.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
$    5,000   Cargill, Inc.(b)                                  1.90%      3/01/2017       $    5,079
     3,000   Ingredion, Inc.                                   3.20      11/01/2015            3,087
                                                                                          ----------
                                                                                               8,166
                                                                                          ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
    10,000   Costco Wholesale Corp.(f)                         0.65      12/07/2015           10,035
                                                                                          ----------
             PACKAGED FOODS & MEAT (0.2%)
     5,000   Kraft Foods Group, Inc.                           2.25       6/05/2017            5,118
                                                                                          ----------
             SOFT DRINKS (0.0%)
     1,000   Coca-Cola Co.                                     1.80       9/01/2016            1,022
                                                                                          ----------
             TOBACCO (0.1%)
     5,000   Lorillard Tobacco Co.                             2.30       8/21/2017            5,080
                                                                                          ----------
             Total Consumer Staples                                                           29,421
                                                                                          ----------
             ENERGY (4.4%)
             -------------
             OIL & GAS DRILLING (0.4%)
     5,000   Nabors Industries, Inc.                           2.35       9/15/2016            5,126
     5,000   Noble Holding International Ltd.(e)               3.45       8/01/2015            5,127
     5,000   Transocean, Inc.(e)                               5.05      12/15/2016            5,415
                                                                                          ----------
                                                                                              15,668
                                                                                          ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     4,000   EQT Corp.                                         6.50       4/01/2018            4,594
                                                                                          ----------
             OIL & GAS REFINING & MARKETING (0.3%)
     5,000   Phillips 66                                       2.95       5/01/2017            5,219
     5,578   Tesoro Corp.(a)                                   2.41       5/30/2016            5,589
                                                                                          ----------
                                                                                              10,808
                                                                                          ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.6%)
     3,000   Buckeye Partners                                  5.30      10/15/2014            3,026
     7,150   Copano Energy, LLC                                7.13       4/01/2021            8,056
     5,000   El Paso Pipeline Partners Operating Co., LLC(f)   4.10      11/15/2015            5,191
     5,000   Enbridge Energy Partners, LP                      5.35      12/15/2014            5,085
     2,000   Enbridge Energy Partners, LP                      9.88       3/01/2019            2,616
    11,400   Enbridge Energy Partners, LP                      8.05      10/01/2077           12,911
     2,300   Energy Transfer Partners, LP                      5.95       2/01/2015            2,360
     1,000   Energy Transfer Partners, LP                      9.70       3/15/2019            1,300
    12,000   Energy Transfer Partners, LP                      3.24(c)   11/01/2066           11,280
     2,000   Enterprise Products Operating, LP                 3.70       6/01/2015            2,052
     5,000   Enterprise Products Operating, LP                 1.25       8/13/2015            5,026

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    1,197   Kern River Funding Corp.(b)                       6.68%      7/31/2016       $    1,288
     4,211   Kern River Funding Corp.(b)                       4.89       4/30/2018            4,537
     5,000   Kinder Morgan Energy Partners, LP                 3.50       3/01/2016            5,190
     4,000   NGPL PipeCo, LLC(b)                               7.12      12/15/2017            4,050
    16,968   NuStar Logistics, LP(e)                           8.15       4/15/2018           19,556
     4,000   Plains All American Pipeline, LP                  3.95       9/15/2015            4,139
     5,000   Rockies Express Pipeline, LLC(b)                  3.90       4/15/2015            5,025
    12,000   Sabine Pass LNG, LP                               7.50      11/30/2016           13,140
     5,014   Southeast Supply Header(b)                        4.85       8/15/2014            5,019
     5,000   Spectra Energy Partners, LP                       2.95       6/15/2016            5,177
     4,845   Williams Partners, LP                             3.80       2/15/2015            4,924
                                                                                          ----------
                                                                                             130,948
                                                                                          ----------
             Total Energy                                                                    162,018
                                                                                          ----------
             FINANCIALS (17.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    10,000   FS Investment Corp.                               4.00       7/15/2019           10,028
     5,000   State Street Corp.                                1.35       5/15/2018            4,932
                                                                                          ----------
                                                                                              14,960
                                                                                          ----------
             CONSUMER FINANCE (0.9%)
    12,000   Ally Financial, Inc.                              4.63       6/26/2015           12,225
    15,000   Capital One Financial Corp.                       1.00      11/06/2015           15,048
     5,000   John Deere Capital Corp.                          0.88       4/17/2015            5,023
                                                                                          ----------
                                                                                              32,296
                                                                                          ----------
             DIVERSIFIED BANKS (1.1%)
     4,000   Compass Bank                                      6.40      10/01/2017            4,425
     2,576   First Tennessee Bank                              5.05       1/15/2015            2,620
     4,000   HSBC USA, Inc.                                    2.38       2/13/2015            4,043
    10,000   Santander Holdings USA, Inc.                      3.00       9/24/2015           10,254
    14,000   U.S. Bancorp                                      3.44       2/01/2016           14,527
     5,000   Wells Fargo & Co.                                 3.63       4/15/2015            5,114
                                                                                          ----------
                                                                                              40,983
                                                                                          ----------
             LIFE & HEALTH INSURANCE (1.6%)
     3,000   MetLife Global Funding I(b)                       2.00       1/09/2015            3,021
     5,000   MetLife Global Funding I(b)                       3.65       6/14/2018            5,292
     5,000   MetLife Institutional Funding II(b)               1.63       4/02/2015            5,042
     5,000   New York Life Global Funding(b)                   1.30       1/12/2015            5,020
     5,000   New York Life Global Funding(b)                   3.00       5/04/2015            5,101
    10,000   New York Life Global Funding(b)                   1.30      10/30/2017            9,959
     5,000   Principal Life Income Funding Trust               5.55       4/27/2015            5,190
    19,200   Prudential Covered Trust(b)                       3.00       9/30/2015           19,669
                                                                                          ----------
                                                                                              58,294
                                                                                          ----------

================================================================================

22  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (1.0%)
$   10,000   American International Group, Inc.                5.85%      1/16/2018       $   11,333
     2,545   Glen Meadow Pass-Through Trust(b)                 6.51       2/12/2067            2,526
    14,327   Kemper Corp.                                      6.00      11/30/2015           15,227
     9,000   MassMutual Global Funding, LLC(b)                 2.10       8/02/2018            9,043
                                                                                          ----------
                                                                                              38,129
                                                                                          ----------
             MULTI-SECTOR HOLDINGS (0.8%)
     8,000   Berkshire Hathaway Finance Corp.                  4.85       1/15/2015            8,164
    21,856   Leucadia National Corp.                           8.13       9/15/2015           23,495
                                                                                          ----------
                                                                                              31,659
                                                                                          ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
    15,000   Bank of America Corp.                             1.50      10/09/2015           15,135
     5,000   Bank of America, N.A.                             6.10       6/15/2017            5,607
     7,000   Citigroup, Inc.                                   5.00       9/15/2014            7,036
     5,000   Citigroup, Inc.                                   4.45       1/10/2017            5,364
     5,000   Countrywide Financial Corp.                       6.25       5/15/2016            5,431
     6,000   General Electric Capital Corp.                    0.83(c)   12/11/2015            6,038
     3,000   General Electric Capital Corp.                    0.43(c)    1/08/2016            3,003
     5,000   JPMorgan Chase & Co.                              3.40       6/24/2015            5,128
    10,000   JPMorgan Chase & Co.                              0.89(c)   10/15/2015           10,056
     5,000   JPMorgan Chase & Co.                              1.35       2/15/2017            5,009
     6,614   Receipts on Corporate Securities Trust            6.50       8/01/2017            7,123
                                                                                          ----------
                                                                                              74,930
                                                                                          ----------
             PROPERTY & CASUALTY INSURANCE (2.0%)
    12,000   Allstate Corp.(e)                                 6.13       5/15/2067           12,885
    17,016   Chubb Corp.                                       6.38       3/29/2067           18,845
    12,420   Oil Insurance Ltd.(b)                             3.22(c)            -(g)        11,551
    13,080   Progressive Corp.                                 6.70       6/15/2067           14,453
    13,100   Sirius International Group(b)                     6.38       3/20/2017           14,601
                                                                                          ----------
                                                                                              72,335
                                                                                          ----------
             REGIONAL BANKS (2.8%)
     8,000   Allfirst Preferred Capital Trust                  1.73(c)    7/15/2029            7,280
     2,000   BB&T Corp.                                        3.95       4/29/2016            2,110
     8,000   BB&T Corp.                                        1.09(c)    6/15/2018            8,148
     5,000   Cullen/Frost Bankers, Inc.                        0.75(c)    2/15/2017            4,962
     5,000   First Niagara Financial Group, Inc.               6.75       3/19/2020            5,752
    15,000   First Republic Bank                               2.38       6/17/2019           15,043
    10,000   Huntington National Bank                          1.35       8/02/2016           10,056
     5,000   Huntington National Bank                          1.38       4/24/2017            4,999
     5,000   Manufacturers & Traders Trust Co.                 1.25       1/30/2017            5,010
     5,000   MUFG Union Bank, N.A.                             2.13       6/16/2017            5,089
     5,000   MUFG Union Bank, N.A.                             2.63       9/26/2018            5,123

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    3,160   Regions Financial Corp.                           7.75%     11/10/2014       $    3,220
     5,480   Regions Financial Corp.                           5.75       6/15/2015            5,708
    15,000   Suntrust Bank                                     0.52(c)    8/24/2015           14,987
     4,900   Zions Bancorp                                     5.50      11/16/2015            5,087
                                                                                          ----------
                                                                                             102,574
                                                                                          ----------
             REITs - DIVERSIFIED (0.5%)
    10,000   American Realty Capital Properties, Inc.(a),(d)   2.00       6/30/2018            9,950
     3,000   Liberty Property, LP                              5.13       3/02/2015            3,076
     4,555   Washington REIT                                   5.35       5/01/2015            4,693
                                                                                          ----------
                                                                                              17,719
                                                                                          ----------
             REITs - HEALTH CARE (0.5%)
     5,000   HCP, INC                                          6.00       3/01/2015            5,153
     2,950   Nationwide Health Properties, Inc.                6.90      10/01/2037            3,649
     5,000   Ventas Realty, LP                                 3.13      11/30/2015            5,152
     3,000   Ventas Realty, LP                                 4.00       4/30/2019            3,214
                                                                                          ----------
                                                                                              17,168
                                                                                          ----------
             REITs - OFFICE (1.0%)
     2,000   BioMed Realty, LP                                 3.85       4/15/2016            2,090
     9,000   Boston Properties, LP                             3.70      11/15/2018            9,560
     4,000   CommonWealth REIT                                 6.25       8/15/2016            4,259
     2,000   CommonWealth REIT                                 6.25       6/15/2017            2,138
     3,000   Mack-Cali Realty, LP                              5.13       1/15/2015            3,055
     7,000   Mack-Cali Realty, LP                              2.50      12/15/2017            7,104
     2,000   Reckson Operating Partnership, LP                 5.88       8/15/2014            2,003
     7,680   Reckson Operating Partnership, LP                 6.00       3/31/2016            8,231
                                                                                          ----------
                                                                                              38,440
                                                                                          ----------
             REITs - RESIDENTIAL (0.8%)
    11,664   AvalonBay Communities, Inc.                       5.70       3/15/2017           12,965
     2,780   ERP Operating, LP                                 5.38       8/01/2016            3,024
     7,095   Essex Portfolio, LP(b)                            5.50       3/15/2017            7,814
     3,000   UDR, Inc.                                         5.25       1/15/2015            3,062
     2,000   UDR, Inc.                                         5.25       1/15/2016            2,119
                                                                                          ----------
                                                                                              28,984
                                                                                          ----------
             REITs - RETAIL (1.2%)
     3,082   Equity One, Inc.                                  5.38      10/15/2015            3,239
     4,500   Federal Realty Investment Trust                   5.65       6/01/2016            4,878
     4,000   Kimco Realty Corp.                                5.58      11/23/2015            4,243
     5,749   National Retail Properties, Inc.                  6.15      12/15/2015            6,147
    11,355   Realty Income Corp.                               2.00       1/31/2018           11,349
     6,055   Regency Centers, LP                               5.25       8/01/2015            6,323
     7,000   Simon Property Group, LP                          6.13       5/30/2018            8,090
                                                                                          ----------
                                                                                              44,269
                                                                                          ----------

================================================================================

24  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             REITs - SPECIALIZED (1.0%)
$   15,000   American Tower Corp.                              3.40%      2/15/2019       $   15,563
     5,000   Health Care REIT, Inc.                            3.63       3/15/2016            5,215
     2,505   Health Care REIT, Inc.                            4.13       4/01/2019            2,695
     3,843   Healthcare Realty Trust                           6.50       1/17/2017            4,289
     4,128   Hospitality Properties Trust                      5.13       2/15/2015            4,133
     3,500   Hospitality Properties Trust                      5.63       3/15/2017            3,813
                                                                                          ----------
                                                                                              35,708
                                                                                          ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
     6,600   Chittenden Corp.                                  0.91(c)    2/14/2017            6,552
                                                                                          ----------
             Total Financials                                                                655,000
                                                                                          ----------
             HEALTH CARE (2.1%)
             ------------------
             HEALTH CARE DISTRIBUTORS (0.2%)
     7,000   McKesson Corp.                                    0.63(c)    9/10/2015            7,014
                                                                                          ----------
             HEALTH CARE EQUIPMENT (0.5%)
    10,000   CareFusion Corp.                                  1.45       5/15/2017            9,972
    10,000   Mallinckrodt International Finance S.A.           3.50       4/15/2018            9,750
                                                                                          ----------
                                                                                              19,722
                                                                                          ----------
             HEALTH CARE SERVICES (0.8%)
    10,000   Express Scripts Holding Co.                       2.10       2/12/2015           10,086
    12,632   Express Scripts Holding Co.(a)                    1.91       8/29/2016           12,636
     5,000   Express Scripts Holding Co.                       2.65       2/15/2017            5,165
                                                                                          ----------
                                                                                              27,887
                                                                                          ----------
             PHARMACEUTICALS (0.6%)
    10,000   AbbVie, Inc.                                      0.98(c)   11/06/2015           10,081
     1,000   Mylan, Inc.(b)                                    6.00      11/15/2018            1,042
     5,970   Valeant Pharmaceuticals International, Inc.(a)    3.75       2/13/2019            5,964
       853   Valeant Pharmaceuticals International, Inc.(a)    3.75      12/11/2019              852
     6,000   Zoetis, Inc.                                      1.88       2/01/2018            5,988
                                                                                          ----------
                                                                                              23,927
                                                                                          ----------
             Total Health Care                                                                78,550
                                                                                          ----------
             INDUSTRIALS (3.3%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
     1,590   Alliant Techsystems, Inc.(a)                      3.50      11/01/2020            1,594
     5,000   L-3 Communications Corp.                          3.95      11/15/2016            5,299
       985   TransDigm, Inc.(a)                                3.50       2/14/2017              989
     3,960   TransDigm, Inc.(a)                                3.75       2/28/2020            3,946
     5,000   United Technologies Corp.                         1.80       6/01/2017            5,099
                                                                                          ----------
                                                                                              16,927
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                       COUPON                            VALUE
(000)        SECURITY                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS (0.2%)
$    1,873   FedEx Corp. Pass-Through Trust(b)                 2.63%      1/15/2018       $    1,901
     3,589   FedEx Corp. Pass-Through Trust                    6.85       1/15/2019            4,019
                                                                                          ----------
                                                                                               5,920
                                                                                          ----------
             AIRLINES (0.7%)
     3,500   Aviation Capital Group Corp.(b)                   3.88       9/27/2016            3,620
    10,510   Continental Airlines, Inc. Pass-Through Trust     5.50      10/29/2020           10,983
     1,619   United Air Lines, Inc. Pass-Through Trust         9.75       1/15/2017            1,842
     4,950   US Airways, Inc.(a)                               3.00      11/23/2016            4,956
     4,950   US Airways, Inc.(a)                               3.50       5/23/2019            4,934
                                                                                          ----------
                                                                                              26,335
                                                                                          ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
     2,000   CNH Capital, LLC                                  3.88      11/01/2015            2,035
     3,000   CNH Capital, LLC                                  3.63       4/15/2018            3,007
                                                                                          ----------
                                                                                               5,042
                                                                                          ----------
             TRADING COMPANIES & DISTRIBUTORS (0.5%)
     2,000   International Lease Finance Corp.(b)              6.50       9/01/2014            2,008
    10,000   International Lease Finance Corp.                 2.18(c)    6/15/2016            9,950
     5,000   United Rentals North America, Inc.                5.75       7/15/2018            5,252
                                                                                          ----------
                                                                                              17,210
                                                                                          ----------
             TRUCKING (1.3%)
     5,000   ERAC USA Finance, LLC(b)                          1.40       4/15/2016            5,032
     5,000   ERAC USA Finance, LLC(b)                          2.75       3/15/2017            5,179
     3,000   ERAC USA Finance, LLC(b)                          6.38      10/15/2017            3,438
     5,000   Penske Truck Leasing Co., LP / PTL Finance
               Corp.(b)                                        3.13       5/11/2015            5,097
    10,000   Penske Truck Leasing Co., LP / PTL Finance
               Corp.(b)                                        2.50       3/15/2016           10,260
     4,970   Penske Truck Leasing Co., LP / PTL Finance
               Corp.(b)                                        3.38       3/15/2018            5,187
    14,000   Penske Truck Leasing Co., LP / PTL Finance
               Corp.(b)                                        2.88       7/17/2018           14,267
                                                                                          ----------
                                                                                              48,460
                                                                                          ----------
             Total Industrials                                                               119,894
                                                                                          ----------
             INFORMATION TECHNOLOGY (1.2%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     5,000   Fiserv, Inc.(f)                                   3.13       6/15/2016            5,192
    10,000   Total System Services, Inc.                       2.38       6/01/2018            9,943
     3,000   Xerox Corp.                                       2.95       3/15/2017            3,121
                                                                                          ----------
                                                                                              18,256
                                                                                          ----------
             ELECTRONIC COMPONENTS (0.2%)
     2,000   Amphenol Corp.                                    4.75      11/15/2014            2,023
     5,000   Amphenol Corp.                                    2.55       1/30/2019            5,052
                                                                                          ----------
                                                                                               7,075
                                                                                          ----------

================================================================================

26  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE     MATURITY          (000)
----------------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
$    3,000   FLIR Systems, Inc.                                    3.75%     9/01/2016    $    3,152
                                                                                          ----------
             TECHNOLOGY DISTRIBUTORS (0.1%)
     5,000   Tech Data Corp.                                       3.75      9/21/2017         5,220
                                                                                          ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
    11,387   Dell, Inc.                                            2.30      9/10/2015        11,421
                                                                                          ----------
             Total Information Technology                                                     45,124
                                                                                          ----------
             MATERIALS (0.7%)
             ----------------
             CONSTRUCTION MATERIALS (0.3%)
    10,000   Martin Marietta Materials, Inc.(b)                    1.33(c)   6/30/2017        10,002
                                                                                          ----------
             DIVERSIFIED METALS & MINING (0.4%)
     9,750   Freeport-McMoRan Copper & Gold Inc.(a)                1.66      5/31/2018         9,705
     5,000   Petrohawk Energy Corp.                                7.25      8/15/2018         5,190
                                                                                          ----------
                                                                                              14,895
                                                                                          ----------
             Total Materials                                                                  24,897
                                                                                          ----------
             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
     5,000   Centel Capital Corp.                                  9.00     10/15/2019         6,040
     4,400   Frontier Communications Corp.                         6.63      3/15/2015         4,532
    18,000   Verizon Communications, Inc.                          2.50      9/15/2016        18,588
    10,000   Verizon Communications, Inc.                          1.35      6/09/2017         9,992
                                                                                          ----------
                                                                                              39,152
                                                                                          ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    11,250   CC Holdings GS V, LLC / Crown Castle GS III Corp      2.38     12/15/2017        11,470
     4,770   Grain Spectrum Funding, LLC (NBGA)(b)                 4.00     10/10/2018         4,795
                                                                                          ----------
                                                                                              16,265
                                                                                          ----------
             Total Telecommunication Services                                                 55,417
                                                                                          ----------
             UTILITIES (3.0%)
             ----------------
             ELECTRIC UTILITIES (1.7%)
     3,000   Appalachian Power Co.                                 3.40      5/24/2015         3,067
     8,000   Duke Energy Corp.                                     2.10      6/15/2018         8,053
     6,700   Entergy Corp.                                         4.70      1/15/2017         7,211
    10,000   Entergy Texas, Inc.                                   3.60      6/01/2015        10,239
     7,000   FirstEnergy Corp.                                     2.75      3/15/2018         7,045
     2,000   IPALCO Enterprises, Inc.                              5.00      5/01/2018         2,115
     7,000   Otter Tail Corp.                                      9.00     12/15/2016         8,122
     3,300   PNM Resources, Inc.                                   9.25      5/15/2015         3,519
     2,200   PPL Energy Supply, LLC                                5.70     10/15/2015         2,299

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                             COUPON                      VALUE
(000)        SECURITY                                               RATE     MATURITY          (000)
----------------------------------------------------------------------------------------------------
$    9,000   PPL Energy Supply, LLC                                6.20%     5/15/2016    $    9,612
     1,142   Tri-State General & Transport Association
               Pass-Through Trust(b)                               6.04      1/31/2018         1,218
                                                                                          ----------
                                                                                              62,500
                                                                                          ----------
             GAS UTILITIES (0.5%)
       717   Alliance Pipeline, LP(b)                              7.00     12/31/2019           814
     5,000   Florida Gas Transmission(b)                           4.00      7/15/2015         5,134
    13,000   Gulfstream Natural Gas System, LLC(b)                 5.56     11/01/2015        13,679
                                                                                          ----------
                                                                                              19,627
                                                                                          ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
     3,870   Calpine Corp.(a)                                      4.00      4/01/2018         3,882
     9,880   NRG Energy, Inc.(a)                                   2.75      7/01/2018         9,804
                                                                                          ----------
                                                                                              13,686
                                                                                          ----------
             MULTI-UTILITIES (0.4%)
     1,000   Dominion Resources, Inc.                              8.88      1/15/2019         1,273
    11,100   Integrys Energy Group, Inc.                           6.11     12/01/2066        11,330
     1,000   Puget Sound Energy, Inc.                              6.75      1/15/2016         1,086
                                                                                          ----------
                                                                                              13,689
                                                                                          ----------
             Total Utilities                                                                 109,502
                                                                                          ----------
             Total Corporate Obligations (cost: $1,359,877)                                1,382,741
                                                                                          ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (17.8%)

             CONSUMER DISCRETIONARY (1.5%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (1.5%)
     5,000   American Honda Finance Corp.(b)                       3.50      3/16/2015         5,087
    10,000   Daimler Finance N.A., LLC(b),(f)                      1.65      4/10/2015        10,083
     5,000   Daimler Finance N.A., LLC(b)                          1.30      7/31/2015         5,036
     5,000   Daimler Finance N.A., LLC(b)                          1.88      1/11/2018         5,033
    10,000   Hyundai Capital America(b)                            1.88      8/09/2016        10,134
     2,000   Hyundai Capital America(b)                            1.45      2/06/2017         2,001
     5,800   Hyundai Capital Services, Inc.(b)                     1.03(c)   3/18/2017         5,826
    13,235   Nissan Motor Acceptance Corp.(b)                      0.78(c)   3/03/2017        13,281
                                                                                          ----------
                                                                                              56,481
                                                                                          ----------
             Total Consumer Discretionary                                                     56,481
                                                                                          ----------
             CONSUMER STAPLES (0.4%)
             -----------------------
             BREWERS (0.1%)
     5,000   SABMiller Holdings, Inc.(b)                           2.45      1/15/2017         5,137
                                                                                          ----------
             DISTILLERS & VINTNERS (0.2%)
     5,000   Pernod Ricard S.A.(b)                                 2.95      1/15/2017         5,176
                                                                                          ----------

================================================================================

28  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                         COUPON                          VALUE
(000)        SECURITY                                           RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------
             TOBACCO (0.1%)
$    5,000   B.A.T. International Finance plc(b)               2.13%      6/07/2017       $    5,094
                                                                                          ----------
             Total Consumer Staples                                                           15,407
                                                                                          ----------
             ENERGY (2.1%)
             -------------
             INTEGRATED OIL & GAS (1.3%)
     8,000   BP Capital Markets plc                            1.63       8/17/2017            8,033
    10,000   Origin Energy Finance Ltd.(b)                     3.50      10/09/2018           10,321
    10,000   Petrobras Global Finance B.V.                     2.00       5/20/2016           10,043
     5,000   Petrobras International Finance Co.               2.88       2/06/2015            5,053
    15,000   Shell International Finance B.V.                  1.13       8/21/2017           14,945
                                                                                          ----------
                                                                                              48,395
                                                                                          ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     7,000   Canadian Natural Resources Ltd.                   0.61(c)    3/30/2016            7,024
     4,000   Woodside Finance Ltd.(b)                          4.50      11/10/2014            4,040
                                                                                          ----------
                                                                                              11,064
                                                                                          ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     3,250   Enbridge, Inc.                                    4.90       3/01/2015            3,335
     7,500   Enbridge, Inc.                                    0.68(c)    6/02/2017            7,520
     8,000   TransCanada Pipelines Ltd.                        0.88       3/02/2015            8,024
                                                                                          ----------
                                                                                              18,879
                                                                                          ----------
             Total Energy                                                                     78,338
                                                                                          ----------
             FINANCIALS (7.4%)
             -----------------
             DIVERSIFIED BANKS (5.0%)
     9,000   ANZ New Zealand International Ltd.(b)             1.85      10/15/2015            9,125
     4,000   Banco Santander Chile(b)                          1.13(c)    4/11/2017            4,003
     5,000   Bank of Montreal(b)                               1.30      10/31/2014            5,012
     5,000   Bank of Montreal(b)                               2.85       6/09/2015            5,106
     5,000   Bank of Montreal(b)                               2.63       1/25/2016            5,153
     7,500   Barclays Bank plc(b),(f)                          2.25       5/10/2017            7,708
     5,000   BPCE SA                                           1.63       2/10/2017            5,037
     4,000   Canadian Imperial Bank(b)                         2.60       7/02/2015            4,082
     2,000   Canadian Imperial Bank                            2.35      12/11/2015            2,048
     2,000   Commonwealth Bank of Australia(b)                 2.25       3/16/2017            2,056
     5,000   DNB Bank ASA(b)                                   3.20       4/03/2017            5,240
     5,000   Lloyds Bank plc                                   4.20       3/28/2017            5,377
     6,000   National Australia Bank of New York               0.90       1/20/2016            6,032
     7,000   National Australia Bank of New York               2.75       3/09/2017            7,278
    16,000   Rabobank Nederland                                0.71(c)    3/18/2016           16,094
     5,000   Rabobank Nederland                                3.38       1/19/2017            5,274
     2,000   Royal Bank of Canada                              2.63      12/15/2015            2,054

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                         COUPON                          VALUE
(000)        SECURITY                                           RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------
$   20,000   Royal Bank of Canada(e)                           0.85%      3/08/2016       $   20,043
     5,000   Royal Bank of Scotland Group plc                  9.50       3/16/2022            5,823
    14,350   Santander Bank, N.A.                              8.75       5/30/2018           17,316
    18,000   Standard Chartered Bank(b)                        6.40       9/26/2017           20,303
     2,000   Standard Chartered plc(b)                         3.85       4/27/2015            2,048
     5,000   Svenska Handelsbanken AB                          2.88       4/04/2017            5,211
    10,000   Swedbank AB(b)                                    1.75       3/12/2018            9,983
     8,000   Toronto-Dominion Bank                             1.40       4/30/2018            7,891
                                                                                          ----------
                                                                                             185,297
                                                                                          ----------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
     5,000   Deutsche Bank AG London                           3.25       1/11/2016            5,175
    10,000   UBS AG London(b),(e)                              1.88       1/23/2015           10,070
                                                                                          ----------
                                                                                              15,245
                                                                                          ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
     9,330   Brookfield Asset Management, Inc.                 5.80       4/25/2017           10,301
                                                                                          ----------
             MULTI-LINE INSURANCE (0.6%)
    20,000   ZFS Finance USA Trust II(b)                       6.45      12/15/2065           21,650
                                                                                          ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     7,000   ING Bank N.V.(b)                                  3.75       3/07/2017            7,415
     2,000   ING Capital Funding Trust III                     3.83(c)            -(g)         2,005
                                                                                          ----------
                                                                                               9,420
                                                                                          ----------
             PROPERTY & CASUALTY INSURANCE (0.8%)
    12,000   QBE Insurance Group Ltd.(b)                       2.40       5/01/2018           11,953
    17,000   Suncorp-Metway Ltd.(b)                            1.70       3/28/2017           17,224
                                                                                          ----------
                                                                                              29,177
                                                                                          ----------
             Total Financials                                                                271,090
                                                                                          ----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
     5,000   Novartis Capital Corp.                            2.90       4/24/2015            5,096
                                                                                          ----------
             INDUSTRIALS (2.6%)
             ------------------
             AIRLINES (0.9%)
    14,934   British Airways plc(b)                            5.63       6/20/2020           15,980
    15,493   Virgin Australia Trust(b)                         5.00      10/23/2023           16,461
                                                                                          ----------
                                                                                              32,441
                                                                                          ----------
             AIRPORT SERVICES (0.2%)
     9,345   Heathrow Funding Ltd.(b)                          2.50       6/25/2015            9,471
                                                                                          ----------
             DIVERSIFIED SUPPORT SERVICES (0.5%)
    16,688   Brambles USA, Inc.(b)                             3.95       4/01/2015           17,027
                                                                                          ----------

================================================================================

30  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                         COUPON                          VALUE
(000)        SECURITY                                           RATE      MATURITY             (000)
----------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (0.5%)
$    5,000   Hutchison Whampoa International Ltd.(b)           6.00%              -(g)    $    5,225
     5,000   Hutchison Whampoa International Ltd.(b)           3.50       1/13/2017            5,250
     6,600   Hutchison Whampoa International Ltd.(b)           2.00      11/08/2017            6,667
                                                                                          ----------
                                                                                              17,142
                                                                                          ----------
             RAILROADS (0.3%)
    10,000   Asciano Finance(b)                                5.00       4/07/2018           10,823
                                                                                          ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
     8,000   AerCap Ireland Capital Ltd.(b)                    2.75       5/15/2017            7,910
                                                                                          ----------
             Total Industrials                                                                94,814
                                                                                          ----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.6%)
    20,000   Tyco Electronics Group S.A.                       0.44(c)    1/29/2016           20,012
                                                                                          ----------
             MATERIALS (2.8%)
             ----------------
             CONSTRUCTION MATERIALS (0.3%)
     3,597   CRH America, Inc.                                 4.13       1/15/2016            3,761
     5,000   Holcim US Finance S.a r.l. & Cie S.C.S.(b)        6.00      12/30/2019            5,775
                                                                                          ----------
                                                                                               9,536
                                                                                          ----------
             DIVERSIFIED CHEMICALS (0.2%)
     6,000   Incitec Pivot Finance Ltd.(b)                     4.00      12/07/2015            6,216
                                                                                          ----------
             DIVERSIFIED METALS & MINING (1.6%)
    10,000   Anglo American Capital plc(b)                     1.18(c)    4/15/2016           10,034
     5,000   Anglo American Capital plc(b)                     2.63       9/27/2017            5,117
     3,000   Glencore Canada Corp.                             5.38       6/01/2015            3,108
     2,000   Glencore Finance Canada Ltd.(b)                   2.85      11/10/2014            2,011
    10,000   Glencore Finance Canada Ltd.(b)                   2.70      10/25/2017           10,249
    10,000   Glencore Funding, LLC(b)                          1.70       5/27/2016           10,074
    17,000   Rio Tinto Finance USA plc                         1.07(c)    6/17/2016           17,147
     1,746   Teck Resources Ltd.                               3.15       1/15/2017            1,826
                                                                                          ----------
                                                                                              59,566
                                                                                          ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     9,840   Yara International ASA(b)                         5.25      12/15/2014           10,006
                                                                                          ----------
             GOLD (0.3%)
    10,000   Barrick Gold Corp.                                2.50       5/01/2018           10,110
                                                                                          ----------
             STEEL (0.1%)
     1,000   ArcelorMittal                                     9.50       2/15/2015            1,039
     4,000   ArcelorMittal                                     5.00       2/25/2017            4,130
                                                                                          ----------
                                                                                               5,169
                                                                                          ----------
             Total Materials                                                                 100,603
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                               COUPON                    VALUE
(000)        SECURITY                                                 RATE      MATURITY       (000)
----------------------------------------------------------------------------------------------------
             UTILITIES (0.3%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
$   10,000   TransAlta Corp.                                         1.90%     6/03/2017  $   10,016
                                                                                          ----------
             Total Eurodollar and Yankee Obligations (cost: $641,146)                        651,857
                                                                                          ----------
             ASSET-BACKED SECURITIES (10.1%)

             FINANCIALS (10.1%)
             ------------------
             ASSET-BACKED FINANCING (10.1%)
     4,549   Access Group, Inc.                                      0.49(c)   4/25/2029       4,511
     2,046   ACS Pass Through Trust(b)                               0.46(c)   6/14/2037       2,005
     3,852   AmeriCredit Automobile Receivables Trust                3.34      4/08/2016       3,882
     5,112   AmeriCredit Automobile Receivables Trust                6.24      6/08/2016       5,140
     5,000   AmeriCredit Automobile Receivables Trust                4.00      5/08/2017       5,129
     7,500   AmeriCredit Automobile Receivables Trust                1.93      8/08/2018       7,604
     6,000   AmeriCredit Automobile Receivables Trust                2.09      2/08/2019       6,022
     8,294   ARL First, LLC(b)                                       1.90(c)  12/15/2042       8,504
     5,000   Avis Budget Rental Car Funding, LLC(b)                  4.64      5/20/2016       5,121
     3,000   Avis Budget Rental Car Funding, LLC(b)                  6.74      5/20/2016       3,096
     8,100   Avis Budget Rental Car Funding, LLC(b)                  3.68     11/20/2017       8,122
    12,000   Avis Budget Rental Car Funding, LLC(b)                  2.62      9/20/2019      11,891
     2,161   CenterPoint Energy Transition Bond Co. III, LLC         4.19      2/01/2020       2,242
     1,292   Centre Point Funding, LLC(b)                            5.43      7/20/2016       1,318
     1,110   CIT Equipment Collateral(b)                             1.10      8/22/2016       1,111
     2,000   CIT Equipment Collateral(b)                             1.69      8/22/2016       2,007
     2,946   College Loan Corp. Trust                                0.72(c)   1/15/2037       2,678
     6,340   Collegiate Funding Services Education Loan Trust        0.55(c)   3/28/2035       5,724
     2,984   Credit Acceptance Auto Loan Trust(b)                    3.96      9/15/2019       3,001
     3,000   Credit Acceptance Auto Loan Trust(b)                    3.12      3/16/2020       3,048
     3,000   Credit Acceptance Auto Loan Trust(b)                    2.21      9/15/2020       3,036
     3,600   Credit Acceptance Auto Loan Trust(b)                    1.83      4/15/2021       3,623
    13,000   Credit Acceptance Auto Loan Trust(b)                    1.55     10/15/2021      13,018
     4,000   Credit Acceptance Auto Loan Trust(b)                    2.29      4/15/2022       4,019
     6,019   Element Rail Leasing I, LLC(b)                          2.30      4/19/2044       6,019
    10,000   Enterprise Fleet Financing, LLC(b)                      2.10      5/20/2017      10,033
    21,000   Enterprise Fleet Financing, LLC(b)                      1.41     11/20/2017      21,106
     3,853   Exeter Automobile Receivables Trust(b)                  1.29      5/15/2018       3,860
     7,000   Exeter Automobile Receivables Trust(b)                  3.09      7/16/2018       7,152
     1,896   Exeter Automobile Receivables Trust(b)                  1.06      8/15/2018       1,897
     1,000   Exeter Automobile Receivables Trust(b)                  2.42      1/15/2019       1,006
     3,300   First Investors Auto Owner Trust(b)                     2.90     11/15/2017       3,332
     8,750   First Investors Auto Owner Trust(b)                     3.04      8/15/2018       8,957
     7,825   Ford Credit Auto Owner Trust                            2.38      7/15/2016       7,938

================================================================================

32  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                         COUPON                          VALUE
(000)        SECURITY                                           RATE       MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    7,000   Fosse Master Issuer plc(b)                        2.18%(c)   10/18/2054      $    7,103
     5,000   GE Capital Credit Card Master Note Trust(b)       5.39       11/15/2017           5,069
     5,100   GE Capital Credit Card Master Note Trust          3.69        3/15/2018           5,200
    10,000   GE Capital Credit Card Master Note Trust          1.51        6/15/2018          10,081
     4,180   GE Equipment Transportation, LLC                  0.90        3/24/2021           4,181
     1,000   GE Equipment Transportation, LLC                  1.48        8/23/2022             997
     7,351   Gracechurch Mortgage Financing plc(b)             1.78(c)    11/20/2056           7,402
    10,000   Hertz Vehicle Financing, LLC(b)                   1.86        8/25/2017          10,028
     2,950   Holmes Master Issuer plc(b)                       1.78(c)    10/15/2054           2,965
     4,499   Iowa Student Loan Liquidity Corp.                 0.58(c)     9/25/2037           4,106
     1,013   MMAF Equipment Finance, LLC(b)                    3.51        1/15/2030           1,031
       867   Motor plc(b)                                      1.29        2/25/2020             868
     5,000   Permanent Master Issuer plc(b)                    1.78(c)     7/15/2042           5,015
    11,250   Prestige Auto Receivables Trust(b)                0.97        3/15/2018          11,252
     5,000   Prestige Auto Receivables Trust(b)                1.52        4/15/2020           4,985
     6,000   Prestige Auto Receivables Trust "B"(b)            1.74        5/15/2019           6,007
    19,600   Rental Car Finance Corp.(b)                       4.38        2/25/2016          19,840
     2,073   Santander Drive Auto Receivables Trust(b)         3.19       10/15/2015           2,074
     1,745   Santander Drive Auto Receivables Trust            3.09        5/15/2017           1,764
     6,433   Santander Drive Auto Receivables Trust            3.89        7/17/2017           6,472
     3,025   Santander Drive Auto Receivables Trust            1.95        3/15/2019           3,064
     8,000   Santander Drive Auto Receivables Trust            1.45        5/15/2019           7,986
     5,577   SLC Student Loan Trust                            0.53(c)     7/15/2036           5,360
     8,000   SLC Student Loan Trust                            0.68(c)     7/15/2036           7,138
     2,500   SLM Student Loan Trust                            0.59(c)    12/15/2023           2,462
     6,278   SLM Student Loan Trust                            0.61(c)     1/27/2025           6,090
     1,250   SLM Student Loan Trust                            0.43(c)    10/27/2025           1,155
     1,270   SLM Student Loan Trust                            0.78(c)    10/25/2038           1,165
     6,629   Trinity Rail Leasing, LP(b)                       2.27        1/15/2043           6,609
     9,880   Trip Rail Master Funding, LLC(b)                  2.86        4/15/2044           9,872
       320   United Auto Credit Securitization Trust(b)        1.87        9/15/2015             320
     5,500   Wheels SPV, LLC(b)                                1.53        3/20/2021           5,551
     5,000   Wheels SPV, LLC(b)                                2.30        3/20/2021           5,068
     5,156   World Omni Auto Receivables Trust                 1.91        4/15/2016           5,176
                                                                                          ----------
                                                                                             370,608
                                                                                          ----------
             Total Financials                                                                370,608
                                                                                          ----------
             Total Asset-Backed Securities (cost: $367,216)                                  370,608
                                                                                          ----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

             FINANCIALS (0.1%)
             -----------------
     4,701   Sequoia Mortgage Trust(b) (cost: $4,775)          3.00        5/25/2043           4,522
                                                                                          ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                              COUPON                     VALUE
(000)        SECURITY                                                RATE     MATURITY         (000)
----------------------------------------------------------------------------------------------------
             COMMERCIAL MORTGAGE SECURITIES (13.3%)

             FINANCIALS (13.3%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (12.0%)
$      192   Banc of America Commercial Mortgage, Inc.               4.94%   11/10/2041   $      192
     1,929   Banc of America Commercial Mortgage, Inc.               5.17    11/10/2042        1,936
     2,610   Banc of America Commercial Mortgage, Inc.               5.29    11/10/2042        2,670
       721   Banc of America Commercial Mortgage, Inc.               4.62     7/10/2043          730
     3,830   Banc of America Commercial Mortgage, Inc.               4.73     7/10/2043        3,920
     2,225   Banc of America Commercial Mortgage, Inc.               5.09     7/10/2043        2,265
     3,300   Banc of America Commercial Mortgage, Inc.               4.93     7/10/2045        3,397
     3,000   Banc of America Commercial Mortgage, Inc.               5.20     7/10/2045        3,021
     4,798   Banc of America Commercial Mortgage, Inc.               5.12    10/10/2045        4,960
     5,000   Banc of America Commercial Mortgage, Inc.               5.36    10/10/2045        5,315
     9,695   Banc of America Commercial Mortgage, Inc.               5.63     7/10/2046       10,361
     4,931   Banc of America Commercial Mortgage, Inc.               5.18     9/10/2047        5,133
     2,653   Banc of America Commercial Mortgage, Inc.               5.32     9/10/2047        2,663
     4,120   Banc of America Commercial Mortgage, Inc.(b)            5.46     9/10/2047        4,259
       500   Banc of America Commercial Mortgage, Inc.               5.45     1/15/2049          500
    10,000   Banc of America Commercial Mortgage, Inc.               6.28     2/10/2051       11,308
       596   Bear Stearns Commercial Mortgage Securities, Inc.       5.17    12/11/2038          607
     3,145   Chase Commercial Mortgage Securities Corp.(b)           6.56     5/18/2030        3,293
     6,000   Citigroup Commercial Mortgage Trust(d),(h)              1.39     7/10/2047        6,000
     3,411   Citigroup Commercial Mortgage Trust                     5.78     3/15/2049        3,631
       823   Citigroup Commercial Mortgage Trust                     6.14    12/10/2049          838
    15,000   Citigroup Deutsche Bank Commercial Mortgage Trust       5.23     7/15/2044       15,663
     4,300   Commercial Mortgage Trust(b)                            1.75     2/13/2032        4,347
     5,000   Commercial Mortgage Trust                               4.98     5/10/2043        5,089
     2,887   Commercial Mortgage Trust                               5.12     6/10/2044        2,970
     2,865   Credit Suisse Commercial Mortgage Trust                 5.79     6/15/2038        3,064
     4,153   Credit Suisse Commercial Mortgage Trust                 5.38     2/15/2040        4,493
     6,473   Credit Suisse First Boston Mortgage Securities Corp.    4.69     4/15/2037        6,507
     7,660   Credit Suisse First Boston Mortgage Securities Corp.    5.10     8/15/2038        7,863
     7,000   Credit Suisse First Boston Mortgage Securities Corp.    5.10     8/15/2038        7,291
       122   Credit Suisse First Boston Mortgage Securities Corp.    5.67     3/15/2039          122
       775   Credit Suisse Mortgage Capital(b)                       5.59     4/12/2049          777
    10,000   DB-UBS Mortgage Trust                                   3.64     8/10/2044       10,457
     6,784   DB-UBS Mortgage Trust(b)                                3.74    11/10/2046        7,049
     3,619   GE Capital Commercial Mortgage Corp.                    5.31    11/10/2045        3,630
        91   GMAC Commercial Mortgage Securities, Inc.               4.55    12/10/2041           91
     5,750   GMAC Commercial Mortgage Securities, Inc.               4.75     5/10/2043        5,911
     4,200   Greenwich Capital Commercial Funding Corp.              5.22     4/10/2037        4,340
     8,090   Greenwich Capital Commercial Funding Corp.              5.82     7/10/2038        8,740

================================================================================

34  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON                           VALUE
(000)        SECURITY                                          RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------
$    1,934   Greenwich Capital Commercial Funding Corp.        4.80%      8/10/2042       $    1,947
     7,570   GS Mortgage Securities Corp. II                   5.55       4/10/2038            7,937
     8,980   GS Mortgage Securities Corp. II                   5.60       4/10/2038            9,533
     4,696   GS Mortgage Securities Corp. II                   4.75       7/10/2039            4,766
     4,500   GS Mortgage Securities Corp. II                   4.78       7/10/2039            4,592
     5,000   GS Mortgage Securities Corp. II                   2.54       1/10/2045            5,133
    10,000   GS Mortgage Securities Corp. II                   2.32       5/10/2045           10,206
     9,524   GS Mortgage Securities Trust                      1.21       7/10/2046            9,526
     3,293   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.90       1/12/2037            3,299
     4,423   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.12       7/15/2041            4,422
     2,379   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.92       1/15/2042            2,427
       705   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.68       7/15/2042              709
       872   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.70       7/15/2042              879
     3,205   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.00       8/15/2042            3,321
     2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.00      10/15/2042            2,083
     3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.04      10/15/2042            3,074
     2,130   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.24       1/12/2043            2,227
    13,151   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.28       1/12/2043           13,811
       995   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.49       4/15/2043            1,010
     1,858   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.79       6/12/2043            1,909
     1,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.81       6/12/2043            1,849
     1,684   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.45      12/12/2043            1,681
     2,368   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.27      12/15/2044            2,384
       502   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.87       4/15/2045              514
     1,150   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.52       5/12/2045            1,187

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON                           VALUE
(000)        SECURITY                                          RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------
$      987   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.37%      5/15/2045       $    1,013
     1,650   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(b)                             4.11       7/15/2046            1,778
     1,114   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.13       5/15/2047            1,121
    11,653   LB Commercial Mortgage Trust                      5.89       7/15/2044           12,959
     1,267   LB-UBS Commercial Mortgage Trust                  5.00       4/15/2030            1,275
       239   LB-UBS Commercial Mortgage Trust                  5.01       4/15/2030              240
    12,481   LB-UBS Commercial Mortgage Trust                  4.74       7/15/2030           12,725
     3,991   LB-UBS Commercial Mortgage Trust                  4.95       9/15/2030            4,094
     2,910   LB-UBS Commercial Mortgage Trust                  5.45      11/15/2030            2,910
     5,844   LB-UBS Commercial Mortgage Trust                  5.16       2/15/2031            6,126
     5,000   LB-UBS Commercial Mortgage Trust                  5.35      11/15/2038            5,418
     4,000   LB-UBS Commercial Mortgage Trust                  5.41       9/15/2039            4,333
     1,250   LB-UBS Commercial Mortgage Trust                  4.86      12/15/2039            1,265
     3,958   LB-UBS Commercial Mortgage Trust                  5.42       2/15/2040            4,303
     6,000   LB-UBS Commercial Mortgage Trust                  5.46       2/15/2040            6,530
     2,000   Merrill Lynch Mortgage Trust                      5.14       7/12/2038            2,086
     1,927   Merrill Lynch Mortgage Trust                      5.67       5/12/2039            1,937
     1,418   Merrill Lynch Mortgage Trust                      4.86       8/12/2039            1,418
     7,500   Merrill Lynch Mortgage Trust                      4.92      10/12/2041            7,553
     7,708   Merrill Lynch Mortgage Trust                      4.75       6/12/2043            7,870
        61   Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                  5.85       8/12/2049               61
     6,975   Morgan Stanley Capital I, Inc.                    5.57      12/15/2044            7,490
     1,683   Morgan Stanley Capital I, Inc.(b)                 2.60       9/15/2047            1,703
     2,607   Morgan Stanley Capital I, Inc.                    5.59       4/12/2049            2,655
     5,000   Morgan Stanley Capital I, Inc.                    5.27      10/12/2052            5,262
     3,726   Morgan Stanley Capital I, Inc.                    4.70       7/15/2056            3,749
     4,784   Morgan Stanley Dean Witter Capital I, Inc.(b)     5.25      12/17/2043            4,858
    12,549   Motel 6 Trust(b)                                  1.50      10/05/2025           12,485
    18,505   Wachovia Bank Commercial Mortgage Trust           4.85      10/15/2041           18,632
       700   Wachovia Bank Commercial Mortgage Trust           4.94       4/15/2042              707
     4,555   Wachovia Bank Commercial Mortgage Trust           5.12       7/15/2042            4,691
     2,598   Wachovia Bank Commercial Mortgage Trust           5.24      10/15/2044            2,699
       278   Wachovia Bank Commercial Mortgage Trust           5.94       6/15/2045              282
       937   Wachovia Bank Commercial Mortgage Trust           5.57      10/15/2048            1,013
     4,920   Wachovia Bank Commercial Mortgage Trust           5.31      11/15/2048            5,296
     5,000   Wachovia Bank Commercial Mortgage Trust           5.75       6/15/2049            5,456
       935   WF-RBS Commercial Mortgage Trust(b)               3.24       3/15/2044              968
                                                                                          ----------
                                                                                             440,790
                                                                                          ----------

================================================================================

36  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                              COUPON                     VALUE
(000)        SECURITY                                                RATE      MATURITY        (000)
----------------------------------------------------------------------------------------------------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
$   75,202   Commercial Mortgage Trust, acquired
               8/09/2012-8/27/2012; cost $9,661(i)                   1.92%     8/15/2045  $    7,922
    73,254   Commercial Mortgage Trust, acquired
               11/06/2012; cost $9,820(i)                            1.99     10/15/2045       8,056
    39,642   GS Mortgage Securities Corp. II, acquired
               5/18/2012; cost $6,057(i)                             2.58      5/10/2045       4,806
    31,718   GS Mortgage Securities Trust, acquired
               11/16/2012; cost $4,892(i)                            2.37     11/10/2045       3,990
    34,877   J.P. Morgan Chase Commercial Mortgage
               Securities Corp., acquired 9/28/2012; cost $4,761(i)  2.14     10/15/2045       3,761
    37,551   Morgan Stanley-BAML Trust,
               acquired 10/05/2012; cost $4,879(b),(i)               2.15     11/15/2045       3,832
    63,486   UBS Commercial Mortgage Trust, acquired
               5/01/2012; cost $9,611(b),(i)                         2.30      5/10/2045       7,916
    34,058   UBS-Barclays Commercial Mortgage Trust,
               acquired 9/14/2012; cost $4,853(b),(i)                2.15      8/10/2049       3,987
    35,102   WF Commercial Mortgage Trust, acquired
               9/21/2012; cost $4,869(b),(i)                         2.12     10/15/2045       3,935
                                                                                          ----------
                                                                                              48,205
                                                                                          ----------
             Total Financials                                                                488,995
                                                                                          ----------
             Total Commercial Mortgage Securities (cost: $479,276)                           488,995
                                                                                          ----------

             U.S. GOVERNMENT AGENCY ISSUES (3.9%)(j)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
    10,160   Fannie Mae(+)                                           1.25      9/25/2027       9,652
                                                                                          ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
    54,037   Fannie Mae(+)                                           4.05     12/25/2017       5,976
   107,009   Fannie Mae(+)                                           2.20     12/25/2019       7,909
    85,560   Fannie Mae(+)                                           0.80      5/25/2022       4,029
    85,958   Fannie Mae(+)                                           0.66      8/25/2022       3,371
    37,339   Freddie Mac(+)                                          1.74      4/25/2017       1,305
    63,755   Freddie Mac(+)                                          3.08      1/25/2019       7,114
    39,503   Freddie Mac(+)                                          1.78      5/25/2019       2,855
   104,926   Freddie Mac(+)                                          1.71      7/25/2019       7,413
    61,225   Freddie Mac(+)                                          1.39     11/25/2019       3,682
    73,918   Freddie Mac(+)                                          1.31      8/25/2022       6,179
                                                                                          ----------
                                                                                              49,833
                                                                                          ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.2%)
     7,516   Fannie Mae(+)                                           2.50      4/01/2027       7,576
    21,414   Fannie Mae(+)                                           2.50      5/01/2027      21,583

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)        SECURITY                                             RATE     MATURITY            (000)
----------------------------------------------------------------------------------------------------
$   13,818   Fannie Mae(+)                                        2.50%    8/01/2027      $   13,928
    10,286   Fannie Mae(+)                                        2.50     8/01/2027          10,368
       471   Fannie Mae(+)                                        4.50     5/01/2023             506
       334   Fannie Mae(+)                                        4.50     2/01/2024             359
       230   Fannie Mae(+)                                        5.00    12/01/2021             248
       610   Fannie Mae(+)                                        5.00     6/01/2023             644
       383   Fannie Mae(+)                                        5.00     9/01/2023             415
       762   Fannie Mae(+)                                        5.00     2/01/2024             827
       507   Fannie Mae(+)                                        5.50    12/01/2020             550
       631   Fannie Mae(+)                                        5.50     2/01/2023             691
     1,647   Fannie Mae(+)                                        5.50     6/01/2023           1,822
       415   Fannie Mae(+)                                        5.50     9/01/2023             454
     1,603   Fannie Mae(+)                                        5.50     6/01/2024           1,766
       836   Fannie Mae(+)                                        6.00    10/01/2022             920
     1,518   Fannie Mae(+)                                        6.00     1/01/2023           1,665
       913   Fannie Mae(+)                                        6.00     1/01/2023           1,004
       826   Fannie Mae(+)                                        6.00     7/01/2023             914
     4,096   Freddie Mac(+)                                       1.56    10/25/2018           4,137
     8,348   Freddie Mac(+)                                       1.78    10/25/2020           8,380
     1,451   Freddie Mac(+)                                       2.23     4/01/2035           1,516
       490   Freddie Mac(+)                                       5.00     5/01/2020             526
       517   Freddie Mac(+)                                       5.00     9/01/2020             555
       143   Freddie Mac(+)                                       5.50    11/01/2018             151
       793   Freddie Mac(+)                                       5.50     4/01/2021             867
                                                                                          ----------
                                                                                              82,372
                                                                                          ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
     3,000   Private Export Funding Corp. (NBGA)                  1.38     2/15/2017           3,028
                                                                                          ----------
             Total U.S. Government Agency Issues (cost: $142,902)                            144,885
                                                                                          ----------
             U.S. TREASURY SECURITIES (0.3%)

             NOTES (0.3%)
    10,000   .25%, 5/15/2016(k) (cost: $9,973)                                                 9,966
                                                                                          ----------
             MUNICIPAL BONDS (7.8%)

             AGRICULTURAL PRODUCTS (0.2%)
     8,000   Washington County                                    1.38     9/01/2030(l)        8,065
                                                                                          ----------
             AIRPORT/PORT (0.2%)
     1,250   Chicago Midway Airport                               1.32     1/01/2016           1,262
     2,000   Chicago Midway Airport                               1.80     1/01/2017           2,045
       415   Cleveland (INS)                                      5.24     1/01/2017             435
     2,000   Dallas-Fort Worth International Airport
               Facilities Improvement Corp.                       1.93    11/01/2014           2,008

================================================================================

38  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON                           VALUE
(000)        SECURITY                                          RATE      MATURITY              (000)
----------------------------------------------------------------------------------------------------
$    3,000   Houston Airport System                            5.00%     7/01/2015        $    3,133
                                                                                          ----------
                                                                                               8,883
                                                                                          ----------
             APPROPRIATED DEBT (0.6%)
     2,000   Commonwealth Finance Auth.                        4.18      6/01/2015             2,063
     1,500   Jacksonville                                      1.16     10/01/2016             1,519
     2,500   Jacksonville                                      1.41     10/01/2017             2,510
     4,000   Jacksonville                                      1.70     10/01/2018             3,991
    10,000   New Jersey Transit Corp.(d)                       0.35      9/15/2014            10,000
                                                                                          ----------
                                                                                              20,083
                                                                                          ----------
             COMMUNITY SERVICE (0.1%)
     1,250   Art Institute of Chicago                          1.34      3/01/2015             1,251
     1,650   Art Institute of Chicago                          2.48      3/01/2019             1,599
                                                                                          ----------
                                                                                               2,850
                                                                                          ----------
             EDUCATION (0.6%)
     3,000   George Washington Univ.                           3.29      9/15/2014             3,007
     4,015   New Jersey EDA (ETM)                              3.17      9/01/2014             4,024
       985   New Jersey EDA                                    3.17      9/01/2014               987
    10,000   New Jersey EDA                                    2.42      6/15/2018            10,070
     1,000   State Public School Building Auth.                1.97     12/01/2017               999
     2,640   State Public School Building Auth.                2.41     12/01/2018             2,641
                                                                                          ----------
             Total Education                                                                  21,728
                                                                                          ----------
             ELECTRIC UTILITIES (1.7%)
    16,530   Appling County Dev. Auth                          2.40      1/01/2038(l)         16,488
     5,000   Beaver County IDA                                 4.75      8/01/2033(l)          5,482
    13,310   Beaver County IDA                                 2.50     12/01/2041(l)         13,518
     2,000   Burke County Dev. Auth.                           1.38     10/01/2032(l)          2,011
     5,000   Burke County Dev. Auth.                           1.25      1/01/2052(l)          5,022
    10,000   Missouri Environmental Improvement and
               Energy Resources Auth.                          2.88      5/01/2038(l)         10,322
     3,000   Ohio Water Dev. Auth.                             3.38      7/01/2033(l)          3,044
     3,000   Pennsylvania Economic Dev. Financing Auth.        3.00     12/01/2038(l)          3,055
     5,000   West Virginia EDA                                 2.25(c)   1/01/2041(l)          5,077
                                                                                          ----------
                                                                                              64,019
                                                                                          ----------
             ELECTRIC/GAS UTILITIES (0.1%)
     2,720   Piedmont Municipal Power Agency                   4.34      1/01/2017             2,840
                                                                                          ----------
             ENVIRONMENTAL & FACILITIES SERVICES (2.4%)
     3,300   Amelia County IDA                                 0.63(c)   4/01/2027(l)          3,303
     3,000   Bucks County IDA                                  1.38     12/01/2022(l)          3,007
    36,000   California Pollution Control Financing Auth.(b)   0.50(c)   8/01/2023(l)         36,000
     5,000   Indiana Finance Auth.                             0.40(c)   5/01/2034(l)          5,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON                           VALUE
(000)        SECURITY                                          RATE        MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    5,000   Indiana Finance Auth.                             0.40%(c)   12/01/2037(l)   $    5,000
     1,500   Massachusetts Dev. Finance Agency                 2.13       12/01/2029(l)        1,536
     5,000   Miami-Dade County                                 2.25        9/01/2027(l)        5,020
     2,375   Miami-Dade County IDA                             2.63(c)     8/01/2023(l)        2,375
       800   Mississippi Business Finance Corp.                1.38        3/01/2027(l)          799
    23,000   Pennsylvania Economic Dev. Financing Auth.        0.45(c)     8/01/2045(l)       23,000
     2,000   South Carolina Jobs EDA                           1.88       11/01/2016           2,043
     1,920   Yavapai County IDA                                0.63(c)     3/01/2028(l)        1,920
                                                                                          ----------
                                                                                              89,003
                                                                                          ----------
             GENERAL OBLIGATION (0.5%)
     1,050   Andrews County                                    3.08        8/15/2014           1,051
     2,430   Chippewa Valley Schools                           3.65        5/01/2015           2,473
     9,615   City & County of Honolulu                         1.26       11/01/2017           9,515
     1,750   Port of Seattle                                   2.25       12/01/2014           1,761
     3,000   San Bernardino                                    2.14        8/01/2018           3,012
                                                                                          ----------
                                                                                              17,812
                                                                                          ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     1,685   Long Beach                                        3.75       11/01/2015           1,682
                                                                                          ----------
             MULTIFAMILY HOUSING (0.0%)
     1,245   Michigan State Housing Dev. Auth.                 3.30        4/01/2015           1,258
                                                                                          ----------
             MUNICIPAL FINANCE (0.1%)
     1,943   Kentucky Asset                                    3.17        4/01/2018           2,009
                                                                                          ----------
             NURSING/CCRC (0.0%)
       660   Waco Health Facilities Dev. Corp. (INS)(ETM)      5.27        2/01/2016             673
                                                                                          ----------
             SALES TAX (0.1%)
     1,500   Arizona School Facilities Board                   1.47        9/01/2017           1,507
     3,000   Arizona School Facilities Board                   2.08        9/01/2018           3,034
                                                                                          ----------
                                                                                               4,541
                                                                                          ----------
             SEMICONDUCTORS (0.1%)
     1,600   Sandoval County                                   0.88        6/01/2016           1,595
     1,000   Sandoval County                                   1.95        6/01/2018           1,005
                                                                                          ----------
             Total Semiconductors                                                              2,600
                                                                                          ----------
             SPECIAL ASSESSMENT/TAX/FEE (1.0%)
     4,140   Channahon                                         4.00        1/01/2020           3,971
       360   City and County of San Francisco Redevelopment
               Financing Auth. (INS)                           5.62        8/01/2016             363
    12,500   JobsOhio Beverage System                          1.12        1/01/2016          12,574
    10,000   JobsOhio Beverage System                          1.57        1/01/2017          10,113

================================================================================

40  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                           COUPON                        VALUE
(000)        SECURITY                                             RATE     MATURITY            (000)
----------------------------------------------------------------------------------------------------
$    5,000   New Jersey Transportation Trust Fund Auth.           1.76%   12/15/2018      $    4,913
     5,705   New York City Transitional Finance Auth.             3.06     5/01/2015           5,814
                                                                                          ----------
                                                                                              37,748
                                                                                          ----------
             Total Municipal Bonds (cost: $283,529)                                          285,794
                                                                                          ----------
             PREFERRED STOCKS (0.2%)

             FINANCIALS (0.2%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   200,000   Citigroup Capital XIII, 7.88% (cost: $5,470)                                      5,423
                                                                                          ----------
             MONEY MARKET INSTRUMENTS (10.2%)

             COMMERCIAL PAPER (6.2%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             CABLE & SATELLITE (0.4%)
    15,663   Cox Enterprises, Inc.(b),(m)                         0.25     8/05/2014          15,663
                                                                                          ----------
             ENERGY (2.0%)
             -------------
             OIL & GAS DRILLING (1.1%)
    19,000   Nabors Industries, Inc.(b),(m)                       0.26     8/04/2014          19,000
    20,000   Nabors Industries, Inc.(b),(m)                       0.26     8/06/2014          19,999
                                                                                          ----------
                                                                                              38,999
                                                                                          ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
     2,489   Canadian Natural Resources(b),(m)                    0.24     8/12/2014           2,489
    19,199   Canadian Natural Resources(b),(m)                    0.24     8/13/2014          19,197
    13,000   Talisman Energy, Inc.(b),(m)                         0.40     8/14/2014          12,998
                                                                                          ----------
                                                                                              34,684
                                                                                          ----------
             Total Energy                                                                     73,683
                                                                                          ----------
             INDUSTRIALS (1.0%)
             ------------------
             RESEARCH & CONSULTING SERVICES (1.0%)
    17,687   Experian Finance plc(b),(m)                          0.23     8/11/2014          17,686
    18,903   Experian Finance plc(b),(m)                          0.23     8/12/2014          18,901
                                                                                          ----------
                                                                                              36,587
                                                                                          ----------
             Total Industrials                                                                36,587
                                                                                          ----------
             MATERIALS (1.5%)
             ----------------
             SPECIALTY CHEMICALS (1.5%)
    19,695   Albemarle Corp.(b),(m)                               0.23     8/06/2014          19,694
    29,757   Albemarle Corp.(b),(m)                               0.22     8/07/2014          29,756

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON                           VALUE
(000)        SECURITY                                          RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------
$    4,239   Albemarle Corp.(b),(m)                            0.22%      8/08/2014       $    4,239
                                                                                          ----------
                                                                                              53,689
                                                                                          ----------
             Total Materials                                                                  53,689
                                                                                          ----------
             UTILITIES (1.3%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
    20,000   Pacific Gas & Electric Co.(b),(m)                 0.24       8/18/2014           19,998
                                                                                          ----------
             MULTI-UTILITIES (0.8%)
    20,769   Dominion Resources, Inc.(b),(m)                   0.22       8/19/2014           20,767
     8,700   Integrys Energy Group, Inc.(b),(m)                0.25       8/08/2014            8,699
                                                                                          ----------
                                                                                              29,466
                                                                                          ----------
             Total Utilities                                                                  49,464
                                                                                          ----------
             Total Commercial Paper                                                          229,086
                                                                                          ----------

             VARIABLE-RATE DEMAND NOTES (3.2%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             GENERAL MERCHANDISE STORES (0.2%)
     6,165   Marion EDA (LOC - Key Bank, N.A.)                 0.25       2/01/2035            6,165
                                                                                          ----------
             FINANCIALS (0.5%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.5%)
    13,315   New York City Housing Dev. Corp.
               (LOC - RBS Citizens, N.A.)                      0.26       3/01/2048           13,315
     4,970   Orange County Housing Finance Auth.
               (LOC - Compass Bank)                            1.51       1/15/2040            4,970
                                                                                          ----------
                                                                                              18,285
                                                                                          ----------
             Total Financials                                                                 18,285
                                                                                          ----------
             INDUSTRIALS (0.1%)
             ------------------
             AIRPORT SERVICES (0.1%)
     2,570   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)                            2.12       4/01/2030            2,570
                                                                                          ----------
             MATERIALS (0.8%)
             ----------------
             STEEL (0.8%)
    12,000   Berkeley County                                   0.25       3/01/2029           12,000
    13,300   Blytheville                                       0.34       6/01/2028           13,300
     2,500   St. James Parish                                  0.30      11/01/2040            2,500
                                                                                          ----------
                                                                                              27,800
                                                                                          ----------
             Total Materials                                                                  27,800
                                                                                          ----------

================================================================================

42  | USAA SHORT-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     MARKET
AMOUNT                                                              COUPON                     VALUE
(000)        SECURITY                                                RATE      MATURITY        (000)
----------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (0.8%)
             ----------------------
             APPROPRIATED DEBT (0.4%)
$   13,000   Sports & Exhibition Auth. of Pittsburgh &
               Allegheny County (INS) (LIQ)                          0.20%   11/01/2039   $   13,000
                                                                                          ----------
             HOSPITAL (0.1%)
     4,925   Washington Health Care Facilities Auth. (INS) (LIQ)     0.25    12/01/2036        4,925
                                                                                          ----------
             MULTIFAMILY HOUSING (0.2%)
     7,540   Florida Housing Finance Corp.
               (LOC - SunTrust Bank)                                 0.28     6/01/2034        7,540
                                                                                          ----------
             SALES TAX (0.1%)
     5,600   Arista Metropolitan District, Series 2006 B
               (LOC - Compass Bank)                                  0.85    12/01/2030        5,600
                                                                                          ----------
             Total Municipal Bonds                                                            31,065
                                                                                          ----------
             UTILITIES (0.8%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
    15,550   Indiana Dev. Finance Auth.                              0.28    12/01/2038       15,550
    15,200   Indiana Dev. Finance Auth.                              0.36    12/01/2038       15,200
                                                                                          ----------
                                                                                              30,750
                                                                                          ----------
             Total Utilities                                                                  30,750
                                                                                          ----------
             Total Variable-Rate Demand Notes                                                116,635
                                                                                          ----------

----------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.8%)
29,952,800   State Street Institutional Liquid Reserves Fund Premier Class, 0.07%(n)          29,953
                                                                                          ----------
             Total Money Market Instruments (cost: $375,674)                                 375,674
                                                                                          ----------

             TOTAL INVESTMENTS (COST: $3,669,838)                                         $3,720,465
                                                                                          ==========

----------------------------------------------------------------------------------------------------
NUMBER OF                                                                CONTRACT         UNREALIZED
CONTRACTS                                                   EXPIRATION     VALUE        APPRECIATION
LONG/(SHORT)                                                   DATE        (000)               (000)
----------------------------------------------------------------------------------------------------
             FUTURES (1.5%)
     (475)   5yr U.S. Treasury Note Futures                    9/30/14     $(56,447)      $       49
                                                                           --------       ----------

             TOTAL FUTURES                                                 $(56,447)      $       49
                                                                           ========       ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)      (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT    SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE   UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS         INPUTS       TOTAL
----------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $   -           $1,382,741        $     -  $1,382,741
  Eurodollar and Yankee Obligations                -              651,857              -     651,857
  Asset-Backed Securities                          -              370,608              -     370,608
  Collateralized Mortgage Obligations              -                4,522              -       4,522
  Commercial Mortgage Securities                   -              482,995          6,000     488,995
  U.S. Government Agency Issues                    -              144,885              -     144,885
  U.S. Treasury Securities                     9,966                    -              -       9,966
  Municipal Bonds                                  -              285,794              -     285,794
Equity Securities:
  Preferred Stocks                                 -                5,423              -       5,423
Money Market Instruments:
  Commercial Paper                                 -              229,086              -     229,086
  Variable-Rate Demand Notes                       -              116,635              -     116,635
  Money Market Funds                          29,953                    -              -      29,953
Futures(1)                                        49                    -              -          49
----------------------------------------------------------------------------------------------------
Total                                        $39,968           $3,674,546         $6,000  $3,720,514
----------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                          COMMERCIAL
                                                                  ASSET-BACKED              MORTGAGE
                                                                    SECURITIES            SECURITIES
----------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                           $ 9,451                 $    -
Purchases                                                                   -                  6,000
Sales                                                                       -                      -
Transfers into Level 3                                                      -                      -
Transfers out of Level 3                                               (9,451)                     -
Net realized gain (loss) on investments                                     -                      -
Change in net unrealized appreciation/depreciation of investments           -                      -
----------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                           $     -                 $6,000
----------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through July 31, 2014, an asset-backed security with a fair value of $9,451,000 was transferred from Level 3 to Level 2 as a result of this security being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

44  | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2014

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.3% of net assets at July 31, 2014.

o CATEGORIES AND DEFINITIONS

  ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

  COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized Mortgage Obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

  EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

  INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

  VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

46  | USAA SHORT-TERM BOND FUND

================================================================================

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  EDA   Economic Development Authority
  ETM   Escrowed to final maturity
  IDA   Industrial Development Authority/Agency
  REIT  Real estate investment trust

  CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: PNC Bank, N.A., or Key Bank, N.A.

  (INS) Principal and interest payments are insured by one of the following:
        AMBAC Assurance Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., or Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA)Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

o SPECIFIC NOTES

  (a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

      represents the current rate at July 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

  (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at July 31, 2014.

  (d) At July 31, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $35,934,000, which included when-issue securities of $16,000,000.

  (e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at July 31, 2014.

  (f) At July 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

  (h) Security was fair valued at July 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $6,000,000, which represented 0.2% of net assets of the Fund.

  (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2014, was $48,205,000, which represented 1.3% of the Fund's net assets.

================================================================================

48  | USAA SHORT-TERM BOND FUND

================================================================================

  (j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

  (k) Securities with a value of $558,000 are segregated as collateral for initial margin requirements on open futures contracts.

  (l) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  (m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

      investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

  (n) Rate represents the money market fund annualized seven-day yield at July 31, 2014.

See accompanying notes to financial statements.

================================================================================

50  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2014

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $3,669,838)        $3,720,465
   Cash                                                                          799
   Receivables:
       Capital shares sold                                                     3,825
       USAA Transfer Agency Company (Note 6D)                                      2
       Interest                                                               21,543
       Securities sold                                                             5
   Variation margin on futures contracts                                          52
                                                                          ----------
           Total assets                                                    3,746,691
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                    68,592
      Capital shares redeemed                                                  3,264
      Dividends on capital shares                                                253
   Accrued management fees                                                       870
   Accrued transfer agent's fees                                                  77
   Other accrued expenses and payables                                           227
                                                                          ----------
          Total liabilities                                                   73,283
                                                                          ----------
              Net assets applicable to capital shares outstanding         $3,673,408
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $3,620,887
   Accumulated undistributed net investment income                                 6
   Accumulated net realized gain on investments and futures transactions       1,839
   Net unrealized appreciation of investments and futures contracts           50,676
                                                                          ----------
              Net assets applicable to capital shares outstanding         $3,673,408
                                                                          ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,683,052/182,317 shares outstanding)   $     9.23
                                                                          ==========
      Institutional Shares (net assets of $1,977,300/214,256
          shares outstanding)                                             $     9.23
                                                                          ==========
      Adviser Shares (net assets of $13,056/1,415 shares outstanding)     $     9.23
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                 $   295
   Interest income                                                            84,453
                                                                             -------
             Total income                                                     84,748
                                                                             -------
EXPENSES
   Management fees                                                             9,574
   Administration and servicing fees:
        Fund Shares                                                            2,472
        Institutional Shares                                                   1,790
        Adviser Shares                                                            18
   Transfer agent's fees:
        Fund Shares                                                            2,505
        Institutional Shares                                                   1,789
        Adviser Shares                                                             3
   Distribution and service fees (Note 6E):
        Adviser Shares                                                            31
   Custody and accounting fees:
        Fund Shares                                                              231
        Institutional Shares                                                     239
        Adviser Shares                                                             2
   Postage:
        Fund Shares                                                               87
        Institutional Shares                                                      30
   Shareholder reporting fees:
        Fund Shares                                                               52
        Institutional Shares                                                      22
   Trustees' fees                                                                 18
   Registration fees:
        Fund Shares                                                               50
        Institutional Shares                                                      76
        Adviser Shares                                                            15
   Professional fees                                                             173
   Other                                                                          50
                                                                             -------
             Total expenses                                                   19,227
                                                                             -------
NET INVESTMENT INCOME                                                         65,521
                                                                             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
     Net realized gain (loss) on:
          Unaffiliated transactions                                            2,318
          Affiliated transactions (Note 8)                                       148
          Futures transactions                                                  (515)
     Change in net unrealized appreciation/depreciation of:
          Investments                                                         13,872
          Futures contracts                                                      227
                                                                             -------
               Net realized and unrealized gain                               16,050
                                                                             -------
Increase in net assets resulting from operations                             $81,571
                                                                             =======

See accompanying notes to financial statements.

================================================================================

52  | USAA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

----------------------------------------------------------------------------------------------

                                                                             2014         2013
----------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                                $ 65,521   $   66,870
    Net realized gain on investments                                        2,466        1,812
    Net realized loss on futures transactions                                (515)        (417)
    Change in net unrealized appreciation/depreciation of:
         Investments                                                       13,872      (23,569)
         Futures contracts                                                    227         (332)
                                                                       -----------------------
         Increase in net assets resulting from operations                  81,571       44,364
                                                                       -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
         Fund Shares                                                      (30,051)     (38,849)
         Institutional Shares                                             (35,038)     (27,879)
         Adviser Shares                                                      (197)        (142)
                                                                       -----------------------
              Total distributions of net investment income                (65,286)     (66,870)
                                                                       -----------------------
    Net realized gains:
         Fund Shares                                                            -         (243)
         Institutional Shares                                                   -         (195)
         Adviser Shares                                                         -           (1)
                                                                       -----------------------
              Total distributions of net realized gains                         -         (439)
                                                                       -----------------------
         Distributions to shareholders                                    (65,286)     (67,309)
                                                                       -----------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
    Fund Shares                                                            17,912     (581,322)
    Institutional Shares                                                  271,106    1,343,663
    Adviser Shares                                                          3,123        2,939
                                                                       -----------------------
         Total net increase in net assets from
              capital share transactions                                  292,141      765,280
                                                                       -----------------------
    Capital contribution from USAA Transfer Agency
         Company (Note 6D)                                                      2            -
                                                                       -----------------------
    Net increase in net assets                                            308,428      742,335
NET ASSETS
    Beginning of year                                                   3,364,980    2,622,645
                                                                       -----------------------
    End of year                                                        $3,673,408   $3,364,980
                                                                       =======================
Accumulated undistributed (overdistribution) of net investment income:
    End of year                                                        $        6   $     (235)
                                                                       =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a

================================================================================

54  | USAA SHORT-TERM BOND FUND

================================================================================

USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

       the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
       (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

56  | USAA SHORT-TERM BOND FUND

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, which are valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at July 31, 2014 did not include master netting provisions.

   FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

58  | USAA SHORT-TERM BOND FUND

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JULY 31, 2014*
   (IN THOUSANDS)

                                          ASSET DERIVATIVES                LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------
                                   STATEMENT OF                      STATEMENT OF
                                   ASSETS AND                        ASSETS AND
DERIVATIVES NOT ACCOUNTED          LIABILITIES                       LIABILITIES
FOR AS HEDGING INSTRUMENTS         LOCATION         FAIR VALUE        LOCATION        FAIR VALUE
------------------------------------------------------------------------------------------------
Interest rate contracts            Net unrealized      $49**             -               $-
                                   appreciation of
                                   investments and
                                   futures contracts
------------------------------------------------------------------------------------------------

   *For open derivative instruments as of July 31, 2014, see the portfolio of investments, which also is indicative of activity for the year ended July 31, 2014.

   **Includes cumulative appreciation of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF
   OPERATIONS FOR THE YEAR ENDED JULY 31, 2014
   (IN THOUSANDS)

                                                                                  CHANGE IN
                                                                                  UNREALIZED
DERIVATIVES NOT                                                REALIZED           APPRECIATION
ACCOUNTED FOR AS               STATEMENT OF                    LOSS ON           (DEPRECIATION)
HEDGING INSTRUMENTS            OPERATIONS LOCATION             DERIVATIVES        ON DERIVATIVES
-------------------------------------------------------------------------------------------------
Interest rate contracts        Net realized and unrealized        $(515)               $227
                               gain (loss) on futures
                               transactions/Change in
                               unrealized appreciation
                               (depreciation) of futures
                               contracts
-------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $35,939,000; which included when-issued securities of $16,001,000.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

================================================================================

60  | USAA SHORT-TERM BOND FUND

================================================================================

   to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period. For the year ended July 31, 2014, the Fund paid CAPCO facility fees of $19,000, which represents 5.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2014.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for pay-down gains and losses adjustments resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $6,000. These reclassifications had no effect on net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

The tax character of distributions paid during the years ended July 31, 2014, and 2013, was as follows:

                                                        2014                          2013
                                                     ---------------------------------------
Ordinary income*                                     $65,286,000                 $67,105,000
Long-term realized capital gain                                -                     204,000
                                                     -----------                 -----------
 Total distributions paid                            $65,286,000                 $67,309,000
                                                     ===========                 ===========

As of July 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                                   $   259,000
Undistributed long-term capital gains                                              1,888,000
Unrealized appreciation of investments                                            50,627,000

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on mark-to-market adjustments.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended July 31, 2014, the Fund utilized pre-enactment capital loss carryforwards of $284,000, to offset capital gains. At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax

================================================================================

62  | USAA SHORT-TERM BOND FUND

================================================================================

benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2014, were $1,083,197,000 and $905,061,000, respectively.

As of July 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $3,669,838,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2014, for federal income tax purposes, were $55,352,000 and $4,725,000, respectively, resulting in net unrealized appreciation of $50,627,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                     YEAR ENDED                  YEAR ENDED
                                                    JULY 31, 2014               JULY 31, 2013
-----------------------------------------------------------------------------------------------------
                                               SHARES        AMOUNT          SHARES        AMOUNT
                                             --------------------------------------------------------
FUND SHARES:
Shares sold                                    54,064      $ 498,272         79,791      $   739,603
Shares issued from reinvested
  dividends                                     3,136         28,908          4,045           37,486
Shares redeemed                               (55,291)      (509,268)      (146,616)      (1,358,411)
                                             -------------------------------------------------------
Net increase (decrease) from
  capital share transactions                    1,909      $  17,912        (62,780)     $  (581,322)
                                             =======================================================
INSTITUTIONAL SHARES:
Shares sold                                    65,852      $ 606,825        172,132      $ 1,595,360
Shares issued from reinvested
  dividends                                     3,677         33,900          2,991           27,700
Shares redeemed                               (40,155)      (369,619)       (30,252)        (279,397)
                                             -------------------------------------------------------
Net increase from capital
  share transactions                           29,374      $ 271,106        144,871      $ 1,343,663
                                             =======================================================
ADVISER SHARES:
Shares sold                                       723      $   6,660            523      $     4,835
Shares issued from reinvested
  dividends                                        10             89              5               47
Shares redeemed                                  (393)        (3,626)          (210)          (1,943)
                                             -------------------------------------------------------
Net increase from capital
  share transactions                              340      $   3,123            318      $     2,939
                                             =======================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage

================================================================================

64  | USAA SHORT-TERM BOND FUND

================================================================================

   the actual day-to-day investment of a portion of the Fund's assets. For the year ended July 31, 2014, there were no subadvisers.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Investment Grade Funds Index over the performance period. The Lipper Short Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                              ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                                   (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)(1)                                OF AVERAGE NET ASSETS)(1)
------------------------------------------------------------------------------------
+/- 20 to 50                                        +/- 4
+/- 51 to 100                                       +/- 5
+/- 101 and greater                                 +/- 6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

   outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended July 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $9,574,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $886,000, $406,000, and $3,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.05%, 0.02%, and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,472,000, $1,790,000, and $18,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2014, the Fund reimbursed the Manager $92,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014 without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2014, there were no reimbursable expenses incurred by the the Adviser Shares.

================================================================================

66  | USAA SHORT-TERM BOND FUND

================================================================================

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,505,000, $1,789,000, and $3,000, respectively. Additionally, for the year ended July 31, 2014, the Fund Shares recorded a receivable from SAS of $2,000 for adjustments related to corrections to shareholder transactions.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $31,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

funds for the purpose of exercising management or control. As of July 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:


AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.7
USAA Target Retirement Income Fund                                      2.2
USAA Target Retirement 2020 Fund                                        2.2
USAA Target Retirement 2030 Fund                                        0.6
USAA Target Retirement 2040 Fund                                        0.0*
USAA Target Retirement 2060 Fund                                        0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2014, USAA and its affiliates owned 542,000 shares which represent 38.3% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                        COST TO         NET REALIZED
SELLER                             PURCHASER           PURCHASER        GAIN TO SELLER
--------------------------------------------------------------------------------------
USAA Short-Term Bond Fund      USAA Income Fund       $ 5,251,000         $  148,000
USAA Intermediate-Term         USAA Short-Term
  Bond Fund                      Bond Fund              6,315,000            649,000
USAA Income Fund               USAA Short-Term
                                 Bond Fund             62,776,000          5,492,000
USAA High Income Fund          USAA Short-Term
                                 Bond Fund             18,046,000          2,035,000

================================================================================

68  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            YEAR ENDED JULY 31,
                               ---------------------------------------------------------------------------
                                     2014            2013            2012             2011            2010
                               ---------------------------------------------------------------------------
Net asset value at
 beginning of period           $     9.19      $     9.24      $     9.20       $     9.21      $     8.89
                               ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                .17             .20             .25              .27             .34
 Net realized and
  unrealized gain (loss)              .04            (.05)            .04             (.01)            .32
                               ---------------------------------------------------------------------------
Total from investment
 operations                           .21             .15             .29              .26             .66
                               ---------------------------------------------------------------------------
Less distributions from:
 Net investment income               (.17)           (.20)           (.25)            (.27)           (.34)
 Realized capital gains                 -            (.00)(c)           -                -               -
                               ---------------------------------------------------------------------------
Total distributions                  (.17)           (.20)           (.25)            (.27)           (.34)
                               ---------------------------------------------------------------------------
Net asset value at end
 of period                     $     9.23      $     9.19      $     9.24       $     9.20      $     9.21
                               ===========================================================================
Total return (%)*                    2.28            1.61            3.21             2.85            7.52(a)
Net assets at end
 of period (000)               $1,683,052      $1,657,261      $2,246,096       $1,978,161      $1,767,213
Ratios to average
 net assets:**
 Expenses (%)(b)                      .63             .64             .63              .62             .63(a)
 Net investment
  income (%)                         1.83            2.14            2.73             2.92            3.64
Portfolio turnover (%)                 28              25              36               26              25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the year ended July 31, 2014, average net assets were $1,648,038,000.
(a) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $128,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
     Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c)  Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            YEAR ENDED JULY 31,
                               ---------------------------------------------------------------------------
                                     2014            2013            2012              2011           2010
                               ---------------------------------------------------------------------------
Net asset value at
 beginning of period           $     9.18      $     9.24      $     9.20        $     9.21     $     8.89
                               ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                .18             .21             .26               .29            .36
 Net realized and
  unrealized gain (loss)              .05            (.06)            .04              (.01)           .32
                               ---------------------------------------------------------------------------
Total from investment
 operations                           .23             .15             .30               .28            .68
                               ---------------------------------------------------------------------------
Less distributions from:
 Net investment income               (.18)           (.21)           (.26)             (.29)          (.36)
 Realized capital gains                 -            (.00)(b)           -                 -              -
                               ---------------------------------------------------------------------------
Total distributions                  (.18)           (.21)           (.26)             (.29)          (.36)
                               ---------------------------------------------------------------------------
Net asset value at end
 of period                     $     9.23      $     9.18      $     9.24        $     9.20     $     9.21
                               ===========================================================================
Total return (%)*                    2.54            1.66            3.37              3.09           7.78
Net assets at end
 of period (000)               $1,977,300      $1,697,847      $  369,557        $  118,103     $   70,514
Ratios to average
 net assets:**
 Expenses (%)(a)                      .49             .48             .49               .39(c)         .38(c)
 Net investment
  income (%)                         1.96            2.24            2.82              3.15           3.84
Portfolio turnover (%)                 28              25              36                26             25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 **  For the year ended July 31, 2014, average net assets were $1,790,486,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b)  Represents less than $0.01 per share.
(c) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.41% of the Institutional Shares' average net assets.

================================================================================

70  | USAA SHORT-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED)- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                           PERIOD ENDED
                                                     YEAR ENDED JULY 31,                      JULY 31
                                        ----------------------------------------------------------------
                                            2014             2013             2012               2011***
                                        ----------------------------------------------------------------
Net asset value at beginning of period  $   9.19         $   9.24         $   9.20           $   9.21
                                        ----------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment income                       .15              .17              .23                .24
 Net realized and unrealized gain (loss)     .04             (.05)             .04               (.01)
                                        -------------------------------------------------------------
Total from investment operations             .19              .12              .27                .23
                                        -------------------------------------------------------------
Less distributions from:
 Net investment income                      (.15)            (.17)            (.23)              (.24)
 Realized capital gains                        -             (.00)(c)            -                  -
                                        -------------------------------------------------------------
Total distributions                         (.15)            (.17)            (.23)              (.24)
                                        -------------------------------------------------------------
Net asset value at end of period        $   9.23         $   9.19         $   9.24           $   9.20
                                        =============================================================
Total return (%)*                           2.07             1.35             2.94               2.55
Net assets at end of period (000)       $ 13,056         $  9,872         $  6,992           $  5,583
Ratios to average net assets:**
 Expenses (%)(a)                             .84              .90              .90                .90(b)
 Expenses, excluding
  reimbursements (%)(a)                      .84             1.01             1.11               1.65(b)
 Net investment income (%)                  1.62             1.85             2.46               2.64(b)
Portfolio turnover (%)                        28               25               36                 26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $12,225,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

EXPENSE EXAMPLE

July 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2014, through July 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

72  | USAA SHORT-TERM BOND FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                    BEGINNING           ENDING         DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE    FEBRUARY 1, 2014 -
                                 FEBRUARY 1, 2014    JULY 31, 2014      JULY 31, 2014
                                 -------------------------------------------------------
FUND SHARES
Actual                              $1,000.00          $1,008.80             $3.09

Hypothetical
 (5% return before expenses)         1,000.00           1,021.72              3.11

INSTITUTIONAL SHARES
Actual                               1,000.00           1,009.40              2.44

Hypothetical
 (5% return before expenses)         1,000.00           1,022.36              2.46

ADVISER SHARES
Actual                               1,000.00           1,008.00              3.88

Hypothetical
 (5% return before expenses)         1,000.00           1,020.93              3.91

* Expenses are equal to the annualized expense ratio of 0.62% for Fund Shares, 0.49% for Institutional Shares, and 0.78% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 0.88% for Fund Shares, 0.94% for Institutional Shares, and 0.80% for Adviser Shares for the six-month period of February 1, 2014, through July 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  73

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2014

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation

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74  | USAA SHORT-TERM BOND FUND

================================================================================

process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial

================================================================================

                                                     ADVISORY AGREEMENT(S) |  75

================================================================================

condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them

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76  | USAA SHORT-TERM BOND FUND

================================================================================

in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2013, was in the top 20% of its performance universe for the three-year period ended December 31, 2013, and was in the top 15% of its performance universe for the five-year period ended December 31, 2013

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  77

================================================================================

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

78  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  79

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (8/11-4/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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80  | USAA SHORT-TERM BOND FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  81

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over two years as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

82  | USAA SHORT-TERM BOND FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2)  Member of Executive Committee.
  (3)  Member of Audit Committee.
  (4)  Member of Pricing and Investment Committee.
  (5)  Member of Corporate Governance Committee.
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
  (+)  Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  83

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

84  | USAA SHORT-TERM BOND FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  85

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

86  | USAA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Ref erence Room may be obtained by calling (800) 732-0330.

209378-0914

================================================================================

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23425-0914                                (C)2014, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
July 31, 2014 and 2013 were $438,538 and $460,191, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2014 and 2013 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to the review of federal tax returns for fiscal years ended July 31, 2014 and 2013 were $27,802 and $54,750, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2014 and 2013 were $434,270 and $442,000, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2014 and 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     09/22/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/24/2014
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.